UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

590 Peter Jefferson Parkway, Suite 250, Charlottesville, VA			22911
(Address of principal executive offices)			(Zip code)

Richard J. Flannery President and Principal Executive Officer TIFF Advisory Services, Inc. 590 Peter Jefferson Parkway, Charlottesville, VA 22911
(Name and address of agent for service)

with a copy to: Jack Murphy, Esq. Dechert LLP 1775 I Street, N.W., Washington, D.C. 20006-2401

Registrant’s telephone number, including area code:		434-817-8200

Date of fiscal year end:	12/31/2005

Date of reporting period:	1/1/2005 – 12/31/2005

Item 1. Reports to Stockholders.

ANNUAL REPORT
DECEMBER 31, 2005	A Report of the TIFF INVESTMENT PROGRAM

ABOUT TIFF

The Investment Fund for Foundations (TIFF) is a non-profit cooperative founded in 1991 by a nationwide network of foundations. Its mission is to seek to improve the investment returns of eligible organizations by making available to them (1) a series of multi-manager investment vehicles designed to meet the long-term investment needs of endowed charities and (2) resources aimed at enhancing fiduciaries’ knowledge of investing.

TIFF MUTUAL FUNDS

The TIFF Investment Program, Inc. (TIP) comprises a family of multi-manager, no-load mutual funds open to foundations, endowments, 501(c)(3) organizations and certain other non-profit organizations. TIP consists of five mutual funds at present: Multi-Asset Fund (MAF), International Equity Fund (IEF), US Equity Fund (USEF), Government Bond Fund (GBF), and Short-Term Fund (STF). TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to the funds.

All of the TIFF mutual funds enable member organizations to delegate to TAS responsibility for the time-intensive task of selecting money managers and other vendors. MAF goes beyond this by providing members with an opportunity to also delegate to TAS responsibility for the all-important task of asset allocation within the marketable investments sector.

FINANCIAL STATEMENTS

TIP is pleased to provide this Annual Report for December 31, 2005. Additional discussion of the performance of the mutual funds described herein has been provided to members via the TIFF Marketable Investments quarterly reports.

FOR FURTHER INFORMATION

As always, we would welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial reports. For further information about TIFF, please call us at 434-817-8200 or visit our Website at www.tiff.org.

February 28, 2006

CONTENTS
TIFF Multi-Asset Fund
■ Performance	3
■ Schedule of Investments	4
TIFF International Equity Fund
■ Performance	14
■ Schedule of Investments	15
TIFF US Equity Fund
■ Performance	20
■ Schedule of Investments	21
TIFF Government Bond Fund
■ Performance	24
■ Schedule of Investments	25
TIFF Short-Term Fund
■ Performance	26
■ Schedule of Investments	27
Statement of Assets and Liabilities	28
Statement of Operations	30
Statement of Changes in Net Assets	32
Statement of Cash Flows	35
Financial Highlights	36
Notes to Financial Statements	41
Report of Registered Public Accounting Firm	58
Additional Information	59
Fund Expenses	60
Directors and Principal Officers	61

Copyright © 2006 ■ All rights reserved ■ This report may not be reproduced or distributed without written permission from TIFF.

TIFF MULTI-ASSET FUND	December 31, 2005

Policy Considerations:   The fund seeks to achieve its objective through two principal means: (1) diversification across multiple asset classes and (2) active security selection. To facilitate the assessment of the active strategies pursued by the fund’s managers, staff keeps track of a constructed index that reflects returns on passive indices appropriate to each fund segment, weighted by each segment’s policy norm and rebalanced monthly.

Performance Evaluation:   In 2005 the fund outpaced its short-term market bogey, the Constructed Index (11.73% vs 10.19%). The lion’s share of the fund’s 1.54% excess return for the year was attributable to favorable stock selection by external managers, with Wellington and Lone Pine generating especially strong relative returns. In addition, MAF benefited during 2005 from two relatively modest segment tilts implemented by staff: an overweighting in resource-related stocks; and the underweighting of both high yield (HY) and conventional bonds (CB). MAF’s overweighting of resource-related stocks in 2005 was funded by an underweighting in the fund’s global stock segment. The latter performed satisfactorily in 2005 but not nearly as well as did Wellington, rendering the pro-resource related stocks tilt highly profitable in hindsight. The anti-HY and CB tilts proved wise also, since the capital not allocated to these two segments was parked in cash: the fund’s cash equivalents outpaced its HY and CB holdings in 2005.

	Total Returns*
	TIFF Multi-Asset Fund**	MSCI ACW Index***	CPI + 5% per annum	Constructed Index****
Calendar Year 2005	11.73%	10.84%	8.57%	10.19%
3-Year Annualized	17.48%	19.61%	7.98%	14.94%
5-Year Annualized	7.98%	2.96%	7.61%	6.68%
10-Year Annualized	8.37%	7.20%	7.63%	8.51%
Annualized Since Inception	9.09%	8.11%	7.58%	9.17%
Cumulative since Inception	154.81%	131.28%	119.39%	156.93%

Growth of a $100,000 Investment

Performance data quoted represents past performance; past performance does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that a member’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. The fund may invest in illiquid securities. The fund or certain of its money managers may invest routinely and, at times, heavily in derivatives, which are deemed by the SEC to be highly speculative. Short selling of securities tends to increase the potential for loss if the manager has difficulty covering the short positions. Leverage employed by certain absolute return-oriented managers may accelerate the velocity of potential losses.

*                      Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

**                Commencement of operations was March 31, 1995.

***          Please note that this index is 100% stock whereas the TIFF Multi-Asset Fund normally comprises only 53% stocks. Management considers the primary benchmark of the fund to be the CPI+5%. The MSCI All Country World Index is presented as the first of three benchmarks for the fund to comply with SEC regulations.

****    53% MSCI All Country World Index; 15% 3-month Treasury bill plus 4% per annum; 3% Merrill Lynch High Yield Master II Constrained Index; 3% MSCI US REIT Index; 7% index of global resource-related stocks; 5% Citigroup 10-year Treasury Index; 10% 10-year US Treasury Inflation Protected Security; 4% DJ AIG Commodity Total Return Index less 1% per annum.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS	December 31, 2005

Number of Shares		Value +
	Common Stocks — 43.7%
	US Common Stocks — 20.0%
	Advertising — 0.0%(h)
2,200	Omnicom Group, Inc.	$187,286
	Aerospace and Defense — 0.4%
24,000	Boeing Co.	1,685,760
8,700	Lockheed Martin Corp.	553,581
8,200	Northrop Grumman Corp.	492,902
21,500	Raytheon Co.	863,225
3,200	Textron, Inc.	246,336
		3,841,804
	Airlines — 0.2%
55,300	AMR Corp.*	1,229,319
44,400	Northwest Airlines Corp.*	23,976
13,400	US Airways Group, Inc.*	497,676
		1,750,971
	Automotive — 0.0%(h)
48,600	Ford Motor Co.	375,192
	Banking — 0.2%
13,000	BB&T Corp.	544,830
6,500	Comerica, Inc.	368,940
5,300	National City Corp.	177,868
5,400	UnionBanCal Corp.	371,088
8,200	Wells Fargo Corp.	515,206
		1,977,932
	Beverages, Food, and Tobacco — 0.6%
29,300	Altria Group, Inc.	2,189,296
59,300	Anheuser-Busch Companies, Inc.	2,547,528
14,200	Coca-Cola Co. (The)	572,402
9,800	ConAgra Foods, Inc.	198,744
9,700	Pepsico, Inc.	573,076
		6,081,046
	Chemicals — 0.1%
4,000	Dow Chemical Co.	175,280
29,400	The Scotts Miracle-Gro Company	1,330,056
		1,505,336
	Commercial Services — 0.1%
3,350	CCE Spinco, Inc.*	43,885
10,100	Cendant Corp.	174,225
4,000	Learning Tree International, Inc.*	51,320
32,000	Viad Corp.	938,560
		1,207,990
	Communications — 0.5%
74,100	American Tower Corp., Class A*	2,008,110
15,200	Crown Castle International Corp.*	409,032
403,000	Lucent Technologies, Inc.*	1,071,980
4,400	QUALCOMM, Inc.	189,552
45,800	SBA Communications Corp.*	819,820
17,700	Verizon Communications Corp.	533,124
		5,031,618
	Computer Software and Processing — 1.0%
4,700	Computer Sciences Corp.*	238,008
10,600	DST Systems, Inc.*	635,046
8,200	Electronic Data Systems Corp.	$197,128
8,800	Fiserv, Inc.*	380,776
48,600	IMS Health, Inc.	1,211,112
3,500	Intuit, Inc.*	186,550
214,900	Microsoft Corp.	5,619,635
147,800	Oracle Corp.*	1,804,638
		10,272,893
	Computers and Information — 0.7%
4,700	Apple Computer, Inc.*	337,883
51,700	Cisco Systems, Inc.*	885,104
20,700	Dell, Inc.*	620,793
79,400	Hewlett-Packard Co.	2,273,222
5,700	International Business Machines Corp.	468,540
8,700	Lexmark International, Inc.*	390,021
262,400	Sun Microsystems, Inc.*	1,099,456
98,500	Xerox Corp.*	1,443,025
		7,518,044
	Cosmetics and Personal Care — 0.0%(h)
9,100	Estee Lauder Companies, Inc., Class A	304,668
2,900	Procter & Gamble Co.	167,852
		472,520
	Diversified — 0.5%
475	Berkshire Hathaway Inc., Class B*	1,394,363
103,900	General Electric Co.	3,641,695
		5,036,058
	Electric Utilities — 0.1%
4,600	American Electric Power, Inc.	170,614
3,800	Constellation Energy Group, Inc.	218,880
10,700	Edison International	466,627
4,400	FirstEnergy Corp.	215,556
9,800	TXU Corp.	491,862
		1,563,539
	Electronics — 0.3%
38,180	Agere Systems, Inc.*	492,140
58,700	Intel Corp.	1,465,152
6,900	National Semiconductor Corp.	179,262
22,500	Texas Instruments, Inc.	721,575
		2,858,129
	Entertainment and Leisure — 0.3%
105,700	Blockbuster, Inc., Class B	351,981
39,100	Discovery Holding Co., Class A*	592,365
19,000	International Speedway Corp., Class A	910,100
121,000	Liberty Media Corp., Class A*	952,270
10,300	Time Warner, Inc.	179,632
		2,986,348
	Financial Services — 2.5%
57,100	American Express Co.	2,938,366
3,040	Ameriprise Financial, Inc.	124,579
60,900	Bank of America Corp.	2,810,535
8,000	CIT Group, Inc.	414,240
96,500	Citigroup, Inc.	4,683,145
12,600	Goldman Sachs Group, Inc.	1,609,146
60,900	JP Morgan Chase & Co., Inc.	2,417,121
13,300	KeyCorp	437,969
4,800	Lehman Brothers Holdings, Inc.	615,216
113,400	Mellon Financial Corp.	3,883,950
10,700	Merrill Lynch & Co.	724,711

32,000	Moody’s Corp.	$1,965,440
51,300	Morgan Stanley	2,910,762
14,700	The Charles Schwab Corp.	215,649
13,900	Washington Mutual, Inc.	604,650
		26,355,479
	Forest Products and Paper — 0.5%
132,900	International Paper Co.	4,466,769
7,900	Kimberly-Clark Corp.	471,235
		4,938,004
	Heavy Machinery — 0.1%
3,800	Eaton Corp.	254,942
11,000	Ingersoll Rand Co.	444,070
6,400	Paccar, Inc.	443,072
		1,142,084
	Home Construction, Furnishings, and Appliances — 0.1%
2,700	Centex Corp.	193,023
11,100	D.R. Horton, Inc.	396,603
3,700	Lennar Corp., Class A	225,774
		815,400
	Household Products — 0.0%(h)
2,200	Illinois Tool Works, Inc.	193,578
7,300	The Clorox Co.	415,297
		608,875
	Insurance — 0.9%
6,800	Aetna, Inc.	641,308
47,900	Allstate Corp.	2,589,953
5,300	CNA Financial Corp.*	173,469
3,900	Loews Corp.	369,915
13,000	MBIA Inc.	782,080
15,500	Mercury General Corp.	902,410
7,900	MGIC Investment Corp.	519,978
8,700	Principal Financial Group, Inc.	412,641
23,500	The Progressive Corp.	2,744,330
		9,136,084
	Lodging — 0.4%
15,500	Hilton Hotels Corp.	373,705
17,800	Marriott International, Inc., Class A	1,192,066
43,000	Starwood Hotels & Resorts Worldwide, Inc.	2,745,980
		4,311,751
	Media - Broadcasting and Publishing — 1.0%
26,800	Clear Channel Communications, Inc.	842,860
37,400	Comcast Corp., Class A*	960,806
15,700	Dow Jones & Co., Inc.	557,193
5,900	EchoStar Communications Corp., Class A*	160,303
2,300	Gannett Co., Inc.	139,311
56,515	Hollinger International, Inc.	506,374
58,867	Liberty Global, Inc., Class A*	1,324,508
58,867	Liberty Global, Inc., Class C*	1,247,980
10,800	McGraw-Hill Companies, Inc.	557,604
284,900	Primedia, Inc.*	458,689
13,600	Viacom, Inc., Class A	445,264
96,400	Viacom, Inc., Class B	3,142,640
		10,343,532
	Medical Supplies — 0.0%(h)
2,900	Becton, Dickinson & Co.	174,232

	Metals — 0.1%
36,400	Superior Essex, Inc.*	$733,824
	Metals and Mining — 0.8%
179,800	Alcoa, Inc.	5,316,686
11,800	Apex Silver Mines Ltd.*	187,620
42,900	Freeport-McMoRan Copper & Gold, Inc., Class B	2,308,020
7,800	Nucor Corp.	520,416
		8,332,742
	Oil and Gas — 3.4%
3,800	Anadarko Petroleum Corp.	360,050
16,900	Baker Hughes, Inc.	1,027,182
23,600	Burlington Resources, Inc.	2,034,320
36,000	Chevron Corp.	2,043,720
39,400	ConocoPhillips	2,292,292
16,900	CONSOL Energy, Inc.	1,101,542
8,900	Devon Energy Corp.	556,606
49,400	EOG Resources, Inc.	3,624,478
25,800	Equitable Resources, Inc.	946,602
93,560	Exxon Mobil Corp.	5,255,265
19,475	Global Santa Fe Corp.	937,721
23,400	Halliburton Co.	1,449,864
24,700	Massey Energy Co.	935,389
26,400	Newfield Exploration Co.*	1,321,848
27,000	Noble Energy, Inc.	1,088,100
6,000	Sunoco, Inc.	470,280
16,300	Transocean, Inc.*	1,135,947
101,400	Valero Energy Corp.	5,232,240
25,200	Western Gas Resources, Inc.	1,186,668
69,366	XTO Energy, Inc.	3,047,942
		36,048,056
	Pharmaceuticals — 1.4%
9,900	Abbott Laboratories	390,357
10,900	Amgen, Inc.*	859,574
28,300	Bristol-Myers Squibb Co.	650,334
9,100	Cardinal Health, Inc.	625,625
4,700	Forest Laboratories, Inc.*	191,196
2,400	Genentech, Inc.*	222,000
16,000	Johnson & Johnson	961,600
10,100	McKesson Corp.	521,059
5,000	Merck & Co., Inc.	159,050
191,700	Pfizer, Inc.	4,470,444
89,700	Schering-Plough Corp.	1,870,245
76,400	Wyeth	3,519,748
		14,441,232
	Real Estate — 2.0%
48,874	BNP Residential Properties, Inc. REIT	781,984
30,300	BRE Properties, Inc., Class A, REIT	1,378,044
46,300	Digital Realty Trust, Inc. REIT	1,046,843
41,300	Equity Residential REIT	1,615,656
52,300	Extra Space Storage, Inc. REIT (144A)	805,420
39,800	Forest City Enterprises, Inc., Class A	1,509,614
28,844	General Growth Properties, Inc. REIT	1,355,380
48,300	Innkeepers USA Trust REIT	772,800
53,800	Maguire Properties, Inc. REIT	1,662,420
90,100	Omega Healthcare Investors, Inc. REIT	1,134,359
28,148	Post Properties, Inc. REIT	1,124,513
40,500	ProLogis Trust REIT	1,892,160
37,800	Reckson Associates Realty Corp. REIT	1,360,044
28,000	Simon Property Group, Inc. REIT	2,145,640

8,034	St. Joe Co. (The)	$540,045
50,000	Trizec Properties, Inc. REIT	1,146,000
40,994	Ventas, Inc. REIT	1,312,628
		21,583,550
	Restaurants — 0.0%(h)
8,600	Yum! Brands, Inc.	403,168
	Retailers — 1.0%
54,000	99 Cents Only Stores*	564,840
14,900	Amazon.com, Inc.*	702,386
4,800	Best Buy Co., Inc.	208,704
76,000	Costco Wholesale Corp.	3,759,720
19,500	Home Depot, Inc.	789,360
24,500	Kroger Co.*	462,560
8,200	Limited Brands	183,270
12,300	Nordstrom, Inc.	460,020
8,700	Target Corp.	478,239
70,100	Wal-Mart Stores, Inc.	3,280,680
		10,889,779
	Telephone Systems — 0.5%
35,000	ALLTEL Corp.	2,208,500
39,800	AT&T, Inc.	974,702
15,900	BellSouth Corp.	430,890
129,900	Cincinnati Bell, Inc.*	455,949
78,100	Level 3 Communications, Inc.*	222,585
69,585	Sprint Nextel Corp.	1,625,506
		5,918,132
	Textiles, Clothing, and Fabrics — 0.1%
13,600	Coach, Inc.*	453,424
4,500	Nike Inc., Class B	390,555
		843,979
	Transportation — 0.2%
7,200	Burlington Northern Santa Fe Corp.	509,904
3,900	FedEx Corp.	403,221
50,500	Kansas City Southern*	1,233,715
		2,146,840
	Total US Common Stocks (Cost $182,428,961)	211,833,449
	Foreign Common Stocks — 23.7%
	Australia — 1.1%
288,217	Alumina Ltd.	1,577,039
322,094	Amcor Ltd.	1,763,930
22,857	Australia and New Zealand Banking Group Ltd.	400,431
12,000	Caltex Australian Ltd.	170,123
169,811	Coles Myer Ltd.	1,269,819
415,273	Foster’s Group Ltd.	1,699,039
20,000	Iluka Resources Ltd.	114,947
115,061	National Australia Bank Ltd.	2,745,109
22,000	Rinker Group Ltd.	264,418
73,442	Santos Ltd.	657,720
478,284	Telstra Corp. Ltd.	1,378,212
		12,040,787
	Brazil — 0.9%
48,100	Cia Siderurgica Nacional SA - ADR†	1,029,340
38,543	Cia Vale do Rio Doce - ADR - Frankfurt Stock Exchange	1,585,659
122,500	Cia Vale do Rio Doce - ADR - New York Stock Exchange†	$4,440,625
32,700	Petroleo Brasileiro SA - ADR	2,330,529
52,700	Votorantim Celulose Papel SA - ADR†	647,683
		10,033,836
	Canada — 4.1%
200,400	Abitibi-Consolidated, Inc. - New York Stock Exchange	811,620
61,300	Abitibi-Consolidated, Inc. - Toronto Stock Exchange	244,539
11,800	ACE Aviation Holdings, Inc., Class A*	383,855
22,000	Alcan, Inc.	899,474
7,000	BCE, Inc. - New York Stock Exchange	167,650
21,500	BCE, Inc. - Toronto Stock Exchange	512,952
584,700	Bombardier, Inc., Class B	1,381,477
44,100	Brookfield Properties Co.	1,297,422
60,600	Cameco Corp.	3,841,434
125,000	Canadian Natural Resources Ltd.	6,166,802
53,100	Domtar, Inc.	305,013
95,500	Encana Corp.	4,296,948
10,100	Fairmont Hotels & Resorts, Inc.	425,304
18,100	Fraser Papers, Inc.*	155,101
550,000	Huntingdon Real Estate Investment Trust REIT (144A)(a)(b)(c)	1,290,898
22,700	Imperial Oil Ltd.	2,242,697
36,300	Inco Ltd.	1,581,591
409,900	Nortel Networks Corp.*	1,245,683
3,800	Novelis, Inc.	79,341
9,600	Petro-Canada - New York Stock Exchange	384,864
40,142	Petro-Canada - Toronto Stock Exchange	1,603,068
43,500	Placer Dome, Inc.	997,455
49,900	Rogers Communications, Inc., Class B	2,101,682
46,484	Suncor Energy, Inc.	2,917,611
8,700	Talisman Energy, Inc. - New York Stock Exchange	460,056
96,700	Talisman Energy, Inc. - Toronto Stock Exchange	5,099,277
89,487	Western Oil Sands, Inc., Class A*	2,130,406
		43,024,220
	China — 0.3%
18,800	Aluminum Corp. of China Ltd. - ADR	1,435,192
20,800	China Petroleum & Chemical Corp. - ADR	1,032,818
1,800,000	China Telecom Corp.	659,852
212,000	Tsingtao Brewery Co. Ltd.	224,163
		3,352,025
	Denmark — 0.1%
5,800	Coloplast A/S, Class B	358,598
13,333	Vestas Wind Systems A/S*	218,528
7,600	William Demant Holding A/S*	418,831
		995,957
	Finland — 0.3%
23,400	Metso Oyj	637,725
27,730	M-real Oyj, Class B	138,163
40,300	Sampo Oyj, Class A	699,574
10,300	Tietoenator Oyj	374,836
69,968	UPM-Kymmeme Oyj	1,365,807
		3,216,105
	France — 1.2%
28,500	Alcatel SA*	352,245

31,800	Arcelor SA	$785,682
3,700	Atos Origin SA*	242,793
19,100	AXA SA	615,008
6,700	BNP Paribas	540,225
8,700	Carrefour SA	406,210
5,100	Compagnie de Saint-Gobain	302,239
700	Electricite de France*	26,405
4,200	Groupe Danone	439,401
4,504	Sanofi-Aventis	393,177
163,400	Scor SA	350,809
8,879	Societe Generale, Class A	1,088,289
10,248	Suez SA - Brussels Stock Exchange	317,585
10,248	Suez SA Strip VVPR - Paris Stock Exchange*	121
7,900	Thales SA	356,931
11,004	Total SA	2,759,298
25,700	Total SA - ADR†	3,248,480
		12,224,898
	Germany — 0.7%
7,800	BASF AG	595,340
52,859	Bayer AG	2,200,255
8,400	Bayerische Motoren Werke AG	367,319
10,500	DaimlerChrysler AG	533,832
11,200	Deutsche Post AG	270,533
5,100	E.ON AG	525,901
8,200	Fresenius Medical Care AG	860,104
26,928	RWE AG	1,986,787
		7,340,071
	Hong Kong — 1.3%
44,000	Asia Satellite Telecom Holdings Ltd.	77,854
958,000	First Pacific Co. Ltd.	370,392
154,000	Henderson Land Development Co. Ltd.	723,280
80,000	Hong Kong Aircraft Engineering Co. Ltd.	612,977
276,700	Hong Kong Electric Holdings Ltd.	1,365,181
134,000	Hong Kong Exchanges & Clearing Ltd.	556,736
356,687	Hong Kong Shanghai Hotels Ltd.	390,362
731,000	i-Cable Communications Ltd.	178,628
140,200	Jardine Matheson Holdings, Ltd.	2,411,440
178,500	Jardine Strategic Holdings, Ltd.	1,909,950
124,000	Mandarin Oriental International Ltd.	104,160
1,039,765	New World Development Ltd.	1,427,047
234,000	Next Media Ltd.	111,627
51,000	Orient-Express Hotels Ltd.	1,607,520
240,000	Silver Grant International Ltd.	71,350
298,000	SmarTone Telecommunications Holdings Ltd.	347,745
150,000	Television Broadcasts Ltd.	799,088
256,000	Wheelock & Co. Ltd.	416,250
		13,481,587
	Indonesia — 0.1%
7,293,367	PT Bank Pan Indonesia TBK	310,564
164,000	PT Gudang Garam TBK	193,632
1,487,000	PT Indofood Sukses Makmur TBK	137,268
1,516,000	PT Matahari Putra Prima TBK	147,236
157,000	PT Semen Gresik TBK	283,387
		1,072,087
	Ireland — 0.1%
143,791	Eircom Group plc	335,974
55,400	Fyffes plc	$150,240
123,900	Independent News & Media plc	365,386
		851,600
	Italy — 0.5%
265,612	Banca Intesa SpA	1,401,954
4,824	FASTWEB*	219,630
72,000	Fiat SpA*	624,783
23,200	Luxottica Group SpA - ADR†	587,192
4,400	Natuzzi SpA - ADR†	30,800
44,500	Saipem SpA	728,610
68,100	UniCredito Italiano SpA - Milan Stock Exchange	467,477
189,540	UniCredito Italiano SpA - Xetra Stock Exchange	1,296,730
		5,357,176
	Japan — 2.4%
900	Aisin Seiki Co. Ltd.	33,264
11,000	Alfresa Holdings Corp.	512,320
38,000	Bank of Fukuoka Ltd. (The)	328,504
39,400	Canon, Inc.	2,314,963
33,000	Chiba Bank Ltd. (The)	278,532
14,000	Dai Nippon Printing Co. Ltd.	248,580
10,000	Daifuku Co. Ltd.	170,972
99	East Japan Railway Co.	678,453
38,000	EBARA Corp.	206,581
11,600	FamilyMart Co. Ltd.	391,330
13,000	Fuji Photo Film Co. Ltd.	427,012
4,600	Fujitsu Frontech Ltd.	50,574
44,000	Hitachi Ltd.	296,490
10,400	Isetan Co. Ltd.	220,703
6	Japan Tobacco, Inc.	87,327
13,000	JS Group Corp.	260,137
17,000	Kao Corp.	453,981
148,000	Kawasaki Heavy Industries Ltd.	544,586
48	KDDI Corp.	276,138
20,000	Kinden Corp.	180,155
43,000	Kirin Brewery Co. Ltd.	504,225
9,000	Matsushita Electric Industries Co.	174,076
40,114	Matsushita Electric Works Ltd.	376,465
15,000	Mitsubishi Corp.	330,125
8,000	Mitsubishi Gas Chemical Co., Inc.	76,022
19	Mitsubishi UFJ Financial Group, Inc.	259,367
78	Mizuho Financial Group, Inc.	615,585
18,050	Namco Bandai Holdings, Inc.*	263,488
12,000	NGK Insulators Ltd.	177,664
4,000	Nintendo Co. Ltd.	485,825
13,000	Nippon Meat Packers, Inc.	136,186
10,000	Nippon Mining Holdings, Inc.	71,487
33,000	Nippon Oil Corp.	257,448
32,000	Nippon Suisan Kaisha Ltd.	128,839
88	Nippon Telegraph and Telephone Corp.	400,988
10,000	Nisshinbo Industries, Inc.	108,686
10,000	Noritake Co. Ltd.	60,527
334	NTT DoCoMo, Inc.	511,054
14,000	Onward Kashiyama Co. Ltd.	273,660
8,000	RICOH Co. Ltd.	140,742
3,000	Ryosan Co. Ltd.	79,431
5,000	Sankyo Co. Ltd.	289,927
8,000	SECOM Co. Ltd.	416,270
27,000	Sekisui House Ltd.	338,404
10,080	Seven & I Holdings Co. Ltd.*	431,007

40,000	Shimizu Corp.	$297,185
16,000	Shiseido Co. Ltd.	297,296
25,000	Sompo Japan Insurance, Inc.	334,441
9,300	Sony Corp.	379,435
23,000	Sumitomo Electric Industries Ltd.	351,844
19,000	Sumitomo Forestry Co. Ltd.	187,945
26,000	Sumitomo Metal Mining Co. Ltd.	324,907
69	Sumitomo Mitsui Financial Group, Inc.	738,581
59,000	Sumitomo Trust & Banking Co. Ltd.	599,943
25,000	Taiyo Nippon Sanso Corp.	166,473
42,100	Takeda Pharmaceutical Co. Ltd.	2,270,681
32,000	Tanabe Seiyaku Co. Ltd.	310,934
2,000	Tokyo Broadcasting System, Inc.	54,301
15,900	Tokyo Electric Power Co., Inc.	386,833
124,000	Tokyo Gas Co. Ltd.	554,043
3,000	Tokyo Ohka Kogyo Co. Ltd.	85,477
14,200	Toppan Forms Co. Ltd.	204,772
3,000	Toyo Seikan Kaisha Ltd.	48,670
42,800	Toyota Motor Corp.	2,237,428
125	West Japan Railway Co.	519,876
6,000	Yamaha Motor Co. Ltd.	157,751
6,000	Yamatake Corp.	137,726
40,000	Yokohama Bank Ltd.	329,889
		25,844,531
	Malaysia — 0.3%
22,800	British American Tobacco Berhad	242,783
106,000	Carlsberg Brewery Malaysia Berhad	150,046
206,111	CIMB Berhad	346,239
191,000	Commerce Asset-Holding Berhad	287,998
145,000	Kumpulan Guthrie Berhad	93,277
78,000	Malaysian Airlines System Berhad	58,478
362,900	Maxis Communications Berhad	806,173
301,000	Multi-Purpose Holdings Berhad*	61,310
239,000	Resorts World Berhad	709,321
121,000	Telekom Malaysia Berhad	305,443
		3,061,068
	Mexico — 0.0%(h)
2,100	America Movil SA de CV, Class L - ADR	61,446
248,900	Grupo Continental SA	412,975
1,600	Telefonos de Mexico SA de CV, Class L - ADR	39,488
		513,909
	Netherlands — 1.7%
59,000	Fortis	1,870,719
15,175	Heineken NV	479,199
60,132	ING Groep NV	2,078,061
40,800	Koninklijke (Royal) KPN NV	407,970
19,600	Koninklijke (Royal) Philips Electronics NV	606,815
4,092	Koninklijke Boskalis Westminster NV	271,574
65,139	Mittal Steel Co. NV, Class A	1,715,110
149,978	Reed Elsevier NV	2,087,405
137,915	Royal Dutch Shell plc, Class A	4,193,830
25,100	Royal Dutch Shell plc, Class A, ADR	1,526,524
29,422	Royal Dutch Shell plc, Class B	943,195
19,222	Royal Dutch Shell plc, Class B, ADR	1,226,248
9,842	Wolters Kluwer NV	198,273
		17,604,923
	New Zealand — 0.1%
298,525	Telecom Corporation of New Zealand Ltd.	1,221,083

	Norway — 0.0%(h)
30,600	DnB NOR ASA	$325,466
	Panama — 0.1%
34,600	Banco Latinoamericano de Exportaciones SA	633,180
	Philippines (The) — 0.2%
522,000	ABS-CBN Broadcasting Corp. - PDR*	125,423
171,976	Ayala Corp.	1,019,772
358,000	Banco de Oro Universal Bank	229,421
53,000	Globe Telecom, Inc.	733,275
353,600	Jollibee Foods Corp.	269,353
		2,377,244
	Poland — 0.1%
15,504	Bank Pekao SA	829,868
	Russia — 0.3%
53,080	Lukoil Oil Co. - ADR†	3,158,260
	Singapore — 0.3%
627,000	BIL International Ltd.	520,329
76,000	Great Eastern Holdings Ltd.	672,152
316,800	Oversea-Chinese Banking Corp.	1,273,943
7,000	Overseas Union Enterprise Ltd.	45,904
135,000	SembCorp Marine Ltd.	224,607
349,000	United Industrial Corp.	246,162
51,000	Yellow Pages (Singapore) Ltd.	41,965
		3,025,062
	South Africa — 1.2%
20,856	Anglo American plc - Johannesburg Exchange	701,897
31,174	Anglo American plc - London Exchange	1,059,228
42,839	Anglo Platinum Ltd.	3,091,347
10,929	City Lodge Hotels Ltd.	74,993
178,517	FirstRand Ltd.	518,453
70,533	Gold Fields Ltd.	1,241,084
9,519	Impala Platinum Holdings Ltd.	1,400,051
19,800	JD Group Ltd.	239,120
49,399	Nedbank Group Ltd.	778,055
42,000	New Clicks Holdings Ltd.	57,617
210,300	RMB Holdings Ltd.	924,133
91,977	Standard Bank Group Ltd.	1,097,883
72,336	Sun International Ltd.	945,861
91,100	Venfin Ltd.	684,990
		12,814,712
	South Korea — 0.1%
430	Hyundai Motor Co. Ltd.*	41,081
730	Kookmin Bank*	54,600
460	Korea Electric Power Corp.*	17,313
23,500	Korea Gas Corp.	768,317
100	POSCO	19,867
80	Samsung Electronics Co. Ltd.	51,533
		952,711
	Spain — 0.9%
6,700	Acciona SA	747,055
38,200	Acerinox SA	553,711
43,500	Banco Popular Espanol SA	528,814
143,834	Banco Santander Central Hispanoamer SA	1,891,842
66,197	Iberdrola SA	1,802,262
12,180	NH Hoteles SA	190,375
2,300	Prosegur Cia de Seguridad SA	52,467

30,600	Repsol SA - ADR†	$899,946
8,480	Sogecable SA*	338,719
168,130	Telefonica SA	2,520,757
6,800	Viscofan SA	74,434
		9,600,382
	Sweden — 0.2%
25,300	Assa Abloy AB	397,285
6,200	Hoganas AB, Class B	133,866
9,400	Svenska Cellulosa AB	350,698
25,200	Svenska Handelsbanken AB, Class A	623,808
187,700	Telefonaktiebolaget LM Ericsson, Class B	644,179
		2,149,836
	Switzerland — 0.2%
5,900	Adecco SA	271,157
1,500	Alcon, Inc.	194,400
16,200	Compagnie Financiere Richemont AG	703,150
290	Geberit AG	228,801
300	Kudelski SA*	8,889
6,080	Logitech International SA*	283,952
11,900	Novartis AG	623,065
400	Publigroupe SA	108,726
		2,422,140
	Taiwan — 0.1%
47,300	Asustek Computer, Inc.	145,457
147,620	Asustek Computer, Inc. - GDR	451,717
		597,174
	Thailand — 0.4%
589,700	Advanced Information Service Public Co. Ltd.	1,524,590
224,000	GMM Grammy Public Co. Ltd.	72,663
234,000	Kasikornbank Public Co. Ltd.	428,325
76,000	Matichon Newspaper Group plc	19,649
108,000	MBK Public Co. Ltd.	117,220
255,000	National Finance Public Co. Ltd.	83,341
92,700	Siam Cement Public Co. Ltd.	597,740
136,100	Siam Cement Public Co. Ltd. - NVDR	809,961
923,700	Thai Union Frozen Products Public Co. Ltd. - NVDR	687,143
		4,340,632
	United Kingdom — 4.4%
60,400	Amvescap plc	458,139
51,600	Arriva plc	516,078
53,500	Associated British Ports Holdings plc	539,187
89,176	Aviva plc	1,079,377
42,900	BAA plc	461,740
144,300	BAE Systems plc	945,322
64,400	Barclays plc	675,233
218,650	BG Group plc	2,156,691
66,199	BOC Group plc	1,361,237
198,518	Boots Group plc	2,058,403
292,408	BP plc	3,123,914
57,100	BP plc - ADR	3,666,962
253,105	Brambles Industries plc	1,811,404
57,800	BT Group plc	221,085
10,889	Bunzl plc	119,278
205,300	Cable & Wireless Communications plc	420,075
72,200	Capita Group plc	516,397
7,800	Carnival plc	441,989
79,500	Compass Group plc	$300,840
35,000	Devro plc	77,104
44,800	Diageo plc	647,552
106,900	Enodis plc*	237,607
17,200	Enterprise Inns plc	276,627
229,200	GKN plc	1,134,256
114,373	GlaxoSmithKline plc	2,881,988
54,500	Hanson plc	597,122
95,500	Hays plc	205,777
184,573	HBOS plc	3,148,861
55,000	Hilton Group plc	343,543
1,700	Homeserve plc	35,337
75,600	ICAP plc	525,437
1	Intercontinental Hotels Group plc	14
31,600	Intertek Testing Services plc	378,559
610,500	Invensys plc*	193,860
131,000	ITV plc	252,639
308,969	Lloyds TSB Group plc	2,591,295
44,633	MyTravel Group plc, Class A*	178,085
246,000	Pilkington plc	629,100
32,800	Provident Financial plc	308,679
18,100	Reckitt Benckiser plc	595,973
60,400	Reed Elsevier plc	565,575
20,400	Rexam plc	177,922
24,200	Rio Tinto plc	1,102,536
116,100	Sage Group plc (The)	514,273
21,400	Smiths Group plc	384,304
172,200	Stagecoach Group plc	341,224
103,400	Tesco plc	588,063
135,107	Unilever plc	1,337,236
141,663	Vedanta Resources Ltd.	2,112,549
194,100	Vodafone Group plc	418,231
26,600	WPP Group plc	287,260
94,457	Xstrata plc	2,205,520
		46,147,459
	Total Foreign Common Stocks (Cost $180,942,076)	250,609,989
	Total Common Stocks (Cost $363,371,037)	462,443,438

Principal Amount		Interest Rate	Maturity Date
	Asset-Backed Securities — 2.9%
$350,000	ACE Securities Corp., Ser. 2003-NC1, Class M2 (FRN)	6.279%	07/25/33	355,735
300,000	ACE Securities Corp., Ser. 2003-OP1, Class M2 (FRN)	5.879%	12/25/33	302,876
183,011	ACE Securities Corp., Ser. 2005-RM1, Class A2A (FRN)	4.509%	03/25/35	183,044
223,641	American Home Mortgage Investment Trust, Ser. 2004-1, Class IVA (FRN)	3.280%	04/25/44	219,406
838,602	American Home Mortgage Investment Trust, Ser. 2004-4, Class IVA (FRN)	4.390%	02/25/45	818,302

Principal Amount		Interest Rate	Maturity Date	Value +
819,032	American Home Mortgage Investment Trust, Ser. 2005-2, Class 5A2 (FRN)	4.529%	09/25/35	$818,577
233,172	Asset Backed Funding Certificates, Ser. 2005-WF1, Class A2A (FRN)	4.459%	01/25/35	233,209
254,000	Asset Backed Securities Corp., Home Equity Loan Trust, Ser. 2004-HE1, Class M2 (FRN)	6.019%	01/15/34	258,210
812,874	Bank of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	4.019%	12/20/34	809,263
275,000	Centex Home Equity, Ser. 2003-B, Class M2 (FRN)	6.079%	06/25/33	278,727
250,000	Chase Funding Loan Acquisition Trust, Ser. 2003-C1, Class 2M2 (FRN)	5.829%	10/25/32	253,289
141,084	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2000-2, Class IA5	8.321%	05/25/30	140,658
800,000	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE4, Class A2C	4.490%	10/25/35	800,000
500,000	Countrywide Asset-Backed Certificates, Ser. 2003-BC3, Class M3 (FRN)	5.879%	01/25/33	504,718
90,836	Countrywide Asset-Backed Certificates, Ser. 2004-1, Class 3A (FRN)	4.659%	04/25/34	90,918
1,305,454	Countrywide Asset-Backed Certificates, Ser. 2004-14, Class A2 (FRN)	4.649%	06/25/35	1,305,269
624,530	Countrywide Asset-Backed Certificates, Ser. 2005-1, Class 3AV1 (FRN)	4.469%	07/25/35	624,633
1,369,344	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB8, Class AF1B	5.451%	12/25/35	1,369,130
249,322	Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN)	5.470%	07/19/44	249,322
600,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN)	4.699%	11/25/35	599,994
$500,000	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH2, Class A2, (FRN)	4.629%	04/25/35	$500,123
500,000	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF2, Class M2 (FRN)	6.029%	07/25/33	504,154
265,000	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2003-FF5, Class M2, (FRN)	5.879%	03/25/34	269,257
327,385	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2004-FFC, Class A (FRN)	4.609%	06/25/35	327,488
702,418	First Franklin Mortgage Loan Asset-Backed Certificates, Ser. 2005-FF3, Class A1 (FRN)	4.459%	04/25/35	702,458
661,264	Harborview Mortgage Loan Trust, Ser. 2004-7, Class 2A2	3.780%	11/19/34	649,820
639,526	Harborview Mortgage Loan Trust, Ser. 2004-8, Class 2A3 (FRN)	4.780%	11/19/34	639,674
447,708	Harborview Mortgage Loan Trust, Ser. 2005-9, Class 2A1A (FRN)	4.710%	06/20/35	447,247
58,376	Impac CMB Trust, Ser. 2003-5, Class M2 (FRN)	6.760%	08/25/33	58,459
96,138	Impac CMB Trust, Ser. 2003-6, Class M (FRN)	6.079%	07/25/33	96,265
50,272	Impac CMB Trust, Ser. 2003-7, Class M (FRN)	6.029%	08/25/33	50,333
150,852	Impac CMB Trust, Ser. 2004-4, Class 1M5 (FRN)	5.679%	09/25/34	150,778
115,747	Impac CMB Trust, Ser. 2004-7, Class M5 (FRN)	5.779%	11/25/34	115,928
456,953	Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)	5.429%	01/25/35	457,815
812,457	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A1 (FRN)	4.499%	07/25/35	812,524
500,000	JP Morgan Mortgage Acquisition Corp., Ser. 2005-FLD1, Class A2 (FRN)	4.639%	07/25/35	500,404

$38,576	Master Asset Backed Securities Trust, Ser. 2005-NC1, Class A3 (FRN)	4.509%	12/25/34	$38,578
471,213	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE1, Class A2 (FRN)	4.769%	04/25/35	472,747
653,659	Merrill Lynch Mortgage Investors, Inc., Ser. 2005-NCB, Class A1A(c)	5.451%	07/25/36	653,659
741,323	MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN)	4.413%	08/25/29	741,406
303,687	Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN)	4.919%	12/27/32	305,171
606,000	Morgan Stanley ABS Capital, Inc., Ser. 2004-NC1, Class M2 (FRN)	5.929%	12/27/33	617,163
500,000	New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN)	6.379%	01/25/33	505,865
300,000	New Century Home Equity Loan Trust, Ser. 2003-6, Class M2 (FRN)	5.979%	01/25/34	306,424
350,000	New Century Home Equity Loan Trust, Ser. 2004-1, Class M2 (FRN)	5.729%	05/25/34	351,264
1,750,000	New Century Home Equity Loan Trust, Ser. 2005-4, Class A2B (FRN)	4.649%	09/25/35	1,750,814
13,447	Park Place Securities, Inc., Ser. 2005-WCH1, Class A3A (FRN)	4.499%	01/25/36	13,449
250,000	Residential Asset Securities Corp., Ser. 2003-KS10, Class MII2 (FRN)	5.729%	12/25/33	253,920
1,019,116	Residential Asset Securities Corp., Ser. 2004-KS9, Class AII4 (FRN)	4.679%	10/25/34	1,021,405
1,000,000	Residential Asset Securities Corp., Ser. 2005-KS8, Class A3 (FRN)	4.639%	08/25/35	1,001,087
383,357	SACO I, Inc., Ser. 2005-WM3, Class A1 (FRN)	4.639%	09/25/35	383,354
1,584,154	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19, Class 1A1 (FRN)	4.699%	10/25/35	1,583,706
$150,000	Structured Asset Investment Loan Trust, Ser. 2003-BC6, Class M3 (FRN)	6.529%	07/25/33	$152,090
271,285	Structured Asset Investment Loan Trust, Ser. 2004-3, Class A2 (FRN)	4.519%	04/25/34	271,299
839,307	Structured Asset Securities Corp., Ser. 2005-FR1, Class A1 (FRN)	4.729%	03/25/35	837,252
1,624,164	Structured Asset Securities Corp., Ser. 2005-RF3, Class 1A (FRN)	4.729%	06/25/35	1,622,571
61,800	Wachovia Asset Securitization, Inc., Ser. 2002-1, Class 1A1	6.250%	10/25/33	61,106
1,202,551	Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN)	4.739%	01/25/45	1,201,022
	Total Asset-Backed Securities (Cost $30,629,817)			30,643,359
	US Treasury Securities — 13.0%
16,168,050	US Treasury Inflation-Indexed Note	1.625%	01/15/15	15,576,267
95,710,387	US Treasury Inflation-Indexed Note†† †††	1.875%	07/15/15	94,125,231
27,577,000	US Treasury Note†††	4.500%	11/15/15	27,803,214
	Total US Treasury Securities (Cost $138,759,362)			137,504,712
	US Government Agency Obligations - Agency Notes — 0.1%
732,245	FHLMC (FRN) (Cost $708,733)	2.827%	07/01/34	713,811
	US Government Agency Obligations - Mortgage-Backed — 0.7%
623,065	FHLMC, Ser. 227, Class IO(a)(d)	5.000%	12/01/34	147,795
194,509	FHLMC, Ser. 232, Class IO(a)(d)	5.000%	08/01/35	46,348
98,928	FHLMC, Ser. 233, Class 5(a)(d)	4.500%	09/15/35	25,037
83,359	FHLMC, Ser. 2882, Class HI(a)(d)	5.000%	05/15/18	11,114
179,468	FHLMC, Ser. 2934, Class HI(a)(d)	5.000%	02/15/20	33,913
88,352	FHLMC, Ser. 2934, Class KI(a)(d)	5.000%	02/15/20	16,200
92,094	FHLMC, Ser. 2967, Class JI(a)(d)	5.000%	04/15/20	16,865
915,667	FHLMC, Ser. T-057, Class 1A3	7.500%	07/25/43	960,720
4,300,000	FNMA TBA	5.000%	01/01/21	4,252,967
300,000	FNMA TBA	5.500%	01/01/36	297,000
84,205	FNMA, Ser. 2001-W1, Class AF-5 (FRN)	7.516%	08/25/31	83,951
998,361	FNMA, Ser. 2002-W8, Class A3	7.500%	06/25/42	1,038,270
278,029	FNMA, Ser. 357, Class IO(a)(d)	5.000%	02/01/35	64,980

$586,827	FNMA, Ser. 360, Class 2(a)(d)	5.000%	07/01/35	$139,081
100,000	FNMA, Series 365, Class 4(a)(d)	5.000%	12/01/35	22,906
206,646	GNMA, Ser. 2001-65, Class PG	6.000%	07/20/28	206,974
	Total US Government Agency Obligations - Mortgage-Backed (Cost $7,443,182)			7,364,121
	Corporate Obligations — 0.0%(h)
	Telephone Systems — 0.0%(h)
578,000	Level 3 Communications, Inc., Convertible Security (Cost $327,089)	6.000%	03/15/10	370,643

Number of Shares
	Commingled Investment Vehicles — 20.1%
	Exchange Traded Funds — 2.2%
202,800	iShares MSCI EAFE Index Fund	12,058,488
105,300	iShares MSCI Emerging Markets Index Fund	9,292,725
40,000	iShares MSCI South Korea Index Fund	1,784,400
		23,135,613
	Private Investment Funds — 17.9%
	Canyon Value Realization Fund, LP*(b)(c)(e)	26,149,972
	Farallon Capital Institutional Partners, LP*(a)(b)(c)	32,279,502
	Freeman Fair Value Fund I, LP*(b)(c)(f)	53,628,275
	Lone Picea, LP, Class B*(a)(b)(c)	2,095,962
	Lone Picea, LP, Class D*(a)(b)(c)	3,453,710
	Lone Redwood, LP*(a)(b)(c)	15,557,409
	Maverick Fund USA, Ltd.*(a)(b)(c)	22,106,912
	OZ Domestic Partners, LP*(a)(b)(c)	12,391,727
60,000	Regiment Capital Ltd.*(a)(b)(c)	7,101,893
68,958	Tosca*(a)(b)(c)	14,280,595
		189,045,957
	Total Commingled Investment Vehicles (Cost $151,859,097)	212,181,570
	Preferred Stocks — 0.2%
	Metals — 0.1%
5,456	Anglo Platinum Ltd. (South Africa)	153,121
691,000	Caemi Mineracao e Metalurgica SA (Brazil)	999,886
		1,153,007
	Oil and Gas — 0.1%
17,800	Surgutneftegaz - ADR (Russia)	970,100
	Total Preferred Stocks (Cost $1,092,999)	2,123,107
	Purchased Options — 0.0%(h)
125,000	IMM Euro-Dollar Future Option June 2006 Calls, Strike 95.25, Expires 6/19/06* (Cost $12,662)	12,500
	Warrants — 0.0%(h)
18,100	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 (Malaysia)* (Cost $500)	1,341

Principal Amount		Interest Rate	Maturity Date	Value +
	Short-Term Investments — 22.6%
	Repurchase Agreement — 2.5%
$26,269,455

Investors Bank & Trust Company Repurchase Agreement, issued 12/30/05 (proceeds at maturity $26,278,270) (Collateralized by a $2,059,464 FHLMC, 4.870%, due 04/15/28, and a $25,241,629 FNMA, 4.729%, due 05/25/34 with market values of $2,082,547 and $25,500,381, respectively)

	(Cost $26,269,455)	3.020%	01/03/06	$26,269,455
	US Treasury Securities — 20.1%#
25,000,000	US Treasury Bill††	4.031%	04/06/06	24,742,025
35,000,000	US Treasury Bill††	4.095%	04/13/06	34,610,695
20,000,000	US Treasury Bill††	4.168%	04/20/06	19,760,200
6,000,000	US Treasury Bill	4.245%	05/04/06	5,918,448
10,000,000	US Treasury Bill	4.256%	06/01/06	9,830,590
20,000,000	US Treasury Bill	4.259%	06/08/06	19,643,560
15,000,000	US Treasury Bill	4.260%	05/04/06	14,796,120
10,000,000	US Treasury Bill	4.268%	05/11/06	9,855,340
7,500,000	US Treasury Bill	4.280%	05/18/06	7,385,572
18,000,000	US Treasury Bill	4.282%	06/15/06	17,661,834
20,000,000	US Treasury Bill	4.306%	05/11/06	19,710,680
30,000,000	US Treasury Bill	4.313%	06/01/06	29,491,770
	Total US Treasury Securities (Cost $213,344,017)			213,406,834
	Total Short-Term Investments (Cost $239,613,472)			239,676,289
	Total Investments — 103.3% (Cost $933,817,950)			1,093,034,891
	Liabilities in Excess of Other Assets — (3.3%)			(34,901,517)
	Net Assets — 100.0%			$1,058,133,374

Number of Shares
	Short Portfolio — (2.2%)
	Exchange Traded Funds — (2.2%)
151,864	iShares Dow Jones US Real Estate Index Fund	$(9,749,669)
275,800	Energy Select Sector SPDR Fund	(13,864,466)
		(23,614,135)
	Written Options — (0.0%)
62,500	IMM Euro-Dollar Future Option June 2006 Calls, Strike 95.25, Expires 6/19/06	(937)
62,500	IMM Euro-Dollar Future Option June 2006 Calls, Strike 95.50, Expires 6/19/06	(2,500)
1,200	Hilton Hotels Corp. - Calls, Strike 20.00, Expires 1/21/06	(4,800)
14,300	Hilton Hotels Corp. - Calls, Strike 22.50, Expires 1/21/06	(25,740)
3,200	St. Joe Company (The) - Calls, Strike 70.00, Expires 1/21/06	(1,760)
3,100	St. Joe Company (The) - Puts, Strike 60.00, Expires 1/21/06	(310)
6,200	Prologis - Calls, Strike 47.50, Expires 1/21/06	(2,480)
		(38,527)
	Total Short Portfolio (Proceeds $21,629,755)	$(23,652,662)

Summary of Industry Classifications (as a % of total net assets) (unaudited)(g):
Basic Industries	1.2%
Capital Equipment	5.2
Consumer Goods	6.7
Energy	10.0
Finance	16.4
Industrial	0.8
Materials	5.1
Multi-Industry	1.0
Unreported Private Investment Funds	12.8 (i)
Repurchase Agreements	2.5
Services	5.4
US Government Obligations	0.8
US Treasury Obligations	33.2
Forward Currency Contracts	0.0 (h)
Financial Futures Contracts	(0.2)
Reverse Repurchase Agreements	(3.3)
Swaps Agreements	0.1
Other Assets in Excess of Other Liabilities	2.3
Total	100.0%

            ADR    American Depositary Receipt

FHLMC   Freddie Mac

    FNMA    Fannie Mae

              FRN    Floating Rate Note. Rate disclosed represents rate as of December 31, 2005.

           GDR    Global Depositary Receipt

  GNMA    Ginnie Mae

    NVDR    Non-Voting Depositary Receipt

             PDR    Philippine Depositary Receipt

          REIT    Real Estate Investment Trust

      VVPR    Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

                             #    Interest rate represents the yield to maturity at the time of purchase.

                               *    Non-income producing security.

                                †    A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

                           ††    Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.

                      †††    Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.

                            +    See Note 2 to the Financial Statements.

                              ◆    Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2005, the market value of the securities was $2,096,318 or 0.20% of net assets.

                        (a)    Illiquid security.

                       (b)    Restricted security. See Appendix E of Notes to Financial Statements.

                        (c)    Security is valued in good faith under procedures established by the board of directors.

                       (d)    Interest Only security.

                        (e)    The valuation committee has determined this partnership interest to be liquid based on a liquidity letter issued by the fund’s advisor and duly ratified by the TIP board of directors.

                         (f)    The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

                        (g)    Includes industry classifications from Private Investment Funds were available.

                       (h)    Rounds to less than 0.1%.

                          (i)    Represents the portion of Private Investment Funds for which industry classifications are not readily available.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND	December 31, 2005

Policy Considerations:   The fund is designed as a diversified vehicle for that portion of a member’s assets committed to non-US stocks. Its benchmark comprises virtually all non-US markets, permitting members to delegate responsibility for determining how monies earmarked for foreign bourses should be divided between developed and emerging markets. The fund’s allocations to developed and emerging markets generally approximate the benchmark’s weights, but are driven by relative opportunities. The fund does not hedge routinely the currency risk inherent in non-dollar-denominated securities for two reasons: the costs of hedging short-term currency fluctuations tend to be high, and currency markets tend to be self-correcting over time horizons appropriate to global equity investing.

Performance Evaluation:   IEF underperformed its benchmark, the MSCI All Country World ex US Index (ACWxUS), by 0.69% in 4Q 2005 and 1.68% in 2005 as a whole. The fourth quarter was the 21st of 47 quarters since the fund’s inception in which IEF has lagged its benchmark, while 2005 comprised the third year that the fund has underperformed in the eleven full calendar years since its launch. IEF remains ahead of its benchmark since inception, compounding capital at the rate of 7.72% per annum, 1.33% above the annualized compound return of 6.39% for the ACWxUS over this 11+ year time period. IEF’s underperformance relative to the ACWxUS during the second half of 2005 had two chief causes: the fund’s tendency to underperform during big market rallies, and the generally unloved status of certain stocks favored by the fund’s two long-only managers. Despite being substantially fully invested in equities under most market conditions, IEF has tended to underperform its benchmark during intervals when this benchmark moves sharply higher, as it has of late.

	Total Returns*
	TIFF International Equity Fund**	MSCI ACW ex US
Calendar Year 2005	14.94%	16.62%
3-Year Annualized	25.79%	25.69%
5-Year Annualized	7.83%	6.25%
10-Year Annualized	7.87%	6.45%
Annualized Since Inception	7.72%	6.39%
Cumulative since Inception	136.73%	105.06%

Growth of a $100,000 Investment

Performance data quoted represents past performance; past performance does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that a member’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. The MSCI All Country World ex US Index is a capitalization-weighted index of non-publicly traded common stocks. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. Foreign securities may involve greater volatility as well as political, economic, and currency risks such as limited liquidity and greater volatility. Small cap stocks may involve additional risks such as limited liquidity and greater volatility.

*                     Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

**               Commencement of operations was May 31, 1994.

TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS	December 31, 2005

Number of Shares		Value +
	Foreign Common Stocks — 76.3%
	Australia — 4.4%
94,000	Alumina Ltd.	$514,340
204,371	Amcor Ltd.	1,119,227
36,568	Australia and New Zealand Banking Group Ltd.	640,634
43,300	Caltex Australian Ltd.	613,859
135,677	Coles Myer Ltd.	1,014,571
376,441	Foster’s Group Ltd.	1,540,163
87,435	National Australia Bank Ltd.	2,086,012
112,965	Santos Ltd.	1,011,673
562,937	Telstra Corp. Ltd.	1,622,146
20,221	Wesfarmers Ltd.	546,737
		10,709,362
	Brazil — 0.2%
48,950	Votorantim Celulose Papel SA - ADR†	601,595
	Canada — 1.6%
30,000	Abitibi-Consolidated, Inc. - Toronto Stock Exchange	119,676
4,900	ACE Aviation Holdings, Inc., Class A*	159,397
7,500	Alcan, Inc.	306,639
7,800	BCE, Inc. - Toronto Stock Exchange	186,094
335,900	Bombardier, Inc., Class B	793,634
3,800	Fairmont Hotels & Resorts, Inc.	160,015
8,700	Fraser Papers, Inc.*	74,551
10,072	Imperial Oil Ltd.	995,086
69,620	Nortel Networks Corp.*	211,575
1,500	Novelis, Inc.	31,319
20,800	Rogers Communications, Inc., Class B	876,052
		3,914,038
	Chile — 0.2%
10,100	Banco Santander Chile SA - ADR	450,460
	China — 0.2%
1,008,000	China Telecom Corp.	369,517
145,000	Tsingtao Brewery Co. Ltd.	153,319
		522,836
	Denmark — 0.5%
5,200	Coloplast A/S, Class B	321,502
16,166	Vestas Wind Systems A/S*	264,961
9,800	William Demant Holding A/S*	540,072
		1,126,535
	Finland — 1.4%
28,400	Metso Oyj	773,992
33,415	M-real Oyj, Class B	166,488
42,800	Sampo Oyj, Class A	742,972
12,220	Tietoenator Oyj	444,708
58,668	UPM-Kymmeme Oyj	1,145,226
		3,273,386
	France — 4.7%
34,600	Alcatel SA*	427,637
33,740	Arcelor SA	833,613
4,400	Atos Origin SA*	288,727
23,900	AXA SA	769,565
7,908	BNP Paribas	637,627
10,546	Carrefour SA	492,401
31,038	Compagnie de Saint-Gobain	1,839,391
900	Electricite de France*	33,950
4,800	Groupe Danone	$502,173
5,176	Sanofi-Aventis	451,839
201,820	Scor SA	433,294
14,468	Societe Generale, Class A	1,773,326
6,948	Suez SA - Brussels Stock Exchange	215,318
6,948	Suez SA Strip VVPR - Paris Stock Exchange*	82
10,000	Thales SA	451,811
9,006	Total SA	2,258,291
		11,409,045
	Germany — 3.3%
9,100	BASF AG	694,563
39,304	Bayer AG	1,636,029
10,200	Bayerische Motoren Werke AG	446,030
13,200	DaimlerChrysler AG	671,103
13,600	Deutsche Post AG	328,504
6,100	E.ON AG	629,019
3,400	Fresenius Medical Care AG	356,628
15,780	Fresenius Medical Care AG - ADR	552,773
35,948	RWE AG	2,652,295
		7,966,944
	Hong Kong — 4.2%
28,000	Asia Satellite Telecom Holdings Ltd.	49,544
684,000	First Pacific Co. Ltd.	264,456
108,000	Henderson Land Development Co. Ltd.	507,235
59,000	Hong Kong Aircraft Engineering Co. Ltd.	452,070
229,000	Hong Kong Electric Holdings Ltd.	1,129,839
92,000	Hong Kong Exchanges & Clearing Ltd.	382,236
218,483	Hong Kong Shanghai Hotels Ltd.	239,110
491,000	i-Cable Communications Ltd.	119,981
137,420	Jardine Matheson Holdings, Ltd.	2,363,624
124,812	Jardine Strategic Holdings, Ltd. - London Stock Exchange	1,335,488
1,500	Jardine Strategic Holdings, Ltd. - Singapore Stock Exchange	16,050
88,881	Mandarin Oriental International Ltd.	74,660
722,916	New World Development Ltd.	992,181
300,000	Next Media Ltd.	143,111
164,000	Silver Grant International Ltd.	48,756
202,478	SmarTone Telecommunications Holdings Ltd.	236,278
89,000	Television Broadcasts Ltd.	474,125
270,571	Wharf Holdings Ltd.	953,272
155,000	Wheelock & Co. Ltd.	252,026
		10,034,042
	Indonesia — 0.3%
5,067,922	PT Bank Pan Indonesia TBK	215,801
5,572	PT Bank Permata TBK*	408
343,000	PT Citra Marga Nusaphala Persada TBK	26,683
114,000	PT Gudang Garam TBK	134,598
1,067,000	PT Indofood Sukses Makmur TBK	98,497
1,059,500	PT Matahari Putra Prima TBK	102,900
415,000	PT Mulia Industrindo TBK*	6,479
109,000	PT Semen Gresik TBK	196,747
		782,113
	Ireland — 0.4%
171,416	Eircom Group plc	400,521
72,300	Fyffes plc	196,071
151,340	Independent News & Media plc	446,307
		1,042,899

	Italy — 2.8%
456,531	Banca Intesa SpA	$2,409,662
6,010	FASTWEB*	273,627
90,600	Fiat SpA*	786,185
28,400	Luxottica Group SpA - ADR†	718,804
6,600	Natuzzi SpA - ADR†	46,200
45,600	Saipem SpA	746,621
82,700	UniCredito Italiano SpA - Milan Stock Exchange	567,699
182,915	UniCredito Italiano SpA - Xetra Stock Exchange	1,251,405
		6,800,203
	Japan — 15.8%
1,800	Aisin Seiki Co. Ltd.	66,529
4,400	Alfresa Holdings Corp.	204,928
47,000	Bank of Fukuoka Ltd. (The)	406,307
37,700	Canon, Inc.	2,215,079
44,000	Chiba Bank Ltd. (The)	371,375
25,000	Dai Nippon Printing Co. Ltd.	443,893
27,000	Dai-Dan Co. Ltd.	192,906
13,000	Daifuku Co. Ltd.	222,264
122	East Japan Railway Co.	836,074
50,000	EBARA Corp.	271,817
800	Ezaki Glico Co. Ltd.	8,142
18,000	FamilyMart Co. Ltd.	607,236
17,000	Fuji Photo Film Co. Ltd.	558,401
8,500	Fujitsu Frontech Ltd.	93,452
189,000	Hitachi Ltd.	1,273,560
10,000	Inabata & Co. Ltd.	98,812
14,000	Isetan Co. Ltd.	297,100
8	Japan Tobacco, Inc.	116,436
17,000	JS Group Corp.	340,179
22,000	Kao Corp.	587,505
184,000	Kawasaki Heavy Industries Ltd.	677,053
309	KDDI Corp.	1,777,637
18,000	Kinden Corp.	162,139
56,000	Kirin Brewery Co. Ltd.	656,665
38,000	Matsushita Electric Industries Co.	734,989
42,772	Matsushita Electric Works Ltd.	401,410
42	Millea Holdings, Inc.	728,826
18,000	Mitsubishi Corp.	396,150
10,000	Mitsubishi Gas Chemical Co., Inc.	95,028
26	Mitsubishi UFJ Financial Group, Inc.	354,923
102	Mizuho Financial Group, Inc.	804,996
22,600	Namco Bandai Holdings, Inc.*	329,908
11,000	NGK Insulators Ltd.	162,859
7,900	Nintendo Co. Ltd.	959,504
19,000	Nippon Meat Packers, Inc.	199,041
12,000	Nippon Mining Holdings, Inc.	85,785
46,000	Nippon Oil Corp.	358,866
58,000	Nippon Suisan Kaisha Ltd.	233,521
115	Nippon Telegraph and Telephone Corp.	524,019
18,000	Nisshinbo Industries, Inc.	195,634
32,000	Noritake Co. Ltd.	193,686
442	NTT DoCoMo, Inc.	676,304
20,000	Onward Kashiyama Co. Ltd.	390,943
11,000	RICOH Co. Ltd.	193,521
8,000	Ryosan Co. Ltd.	211,817
6,400	Sankyo Co. Ltd.	371,106
9,000	Sankyo Seiko Co. Ltd.	57,583
8,500	SECOM Co. Ltd.	442,287
34,000	Sekisui House Ltd.	426,138
12,360	Seven & I Holdings Co. Ltd.*	$528,497
32,000	Shimizu Corp.	237,748
19,000	Shiseido Co. Ltd.	353,039
31,000	Sompo Japan Insurance, Inc.	414,707
12,100	Sony Corp.	493,674
30,000	Sumitomo Electric Industries Ltd.	458,927
38,000	Sumitomo Forestry Co. Ltd.	375,890
36,000	Sumitomo Metal Mining Co. Ltd.	449,872
98	Sumitomo Mitsui Financial Group, Inc.	1,049,000
75,000	Sumitomo Trust & Banking Co. Ltd.	762,640
10,000	Sumitomo Wiring Systems Ltd.	276,541
74,000	Taiyo Nippon Sanso Corp.	492,760
48,800	Takeda Pharmaceutical Co. Ltd.	2,632,048
30,000	Tanabe Seiyaku Co. Ltd.	291,501
1,600	Tokyo Broadcasting System, Inc.	43,441
19,800	Tokyo Electric Power Co., Inc.	481,716
154,000	Tokyo Gas Co. Ltd.	688,085
8,900	Tokyo Ohka Kogyo Co. Ltd.	253,582
18,700	Toppan Forms Co. Ltd.	269,665
4,000	Toyo Seikan Kaisha Ltd.	64,893
64,300	Toyota Motor Corp.	3,361,371
295	West Japan Railway Co.	1,226,907
8,000	Yamaha Motor Co. Ltd.	210,334
9,500	Yamatake Corp.	218,067
53,000	Yokohama Bank Ltd.	437,103
		38,086,341
	Malaysia — 1.1%
19,000	British American Tobacco Berhad	202,319
78,000	Carlsberg Brewery Malaysia Berhad	110,411
142,777	CIMB Berhad	239,846
107,000	Commerce Asset-Holding Berhad	161,339
101,000	Kumpulan Guthrie Berhad	64,972
54,000	Malaysian Airlines System Berhad	40,485
245,200	Malaysian International Shipping Corp. Berhad (foreign shares)	642,412
215,100	Maxis Communications Berhad	477,839
204,000	Multi-Purpose Holdings Berhad*	41,553
169,000	Resorts World Berhad	501,570
82,000	Telekom Malaysia Berhad	206,995
		2,689,741
	Mexico — 0.4%
2,400	America Movil SA de CV, Class L - ADR	70,224
9,200	Grupo Televisa SA - ADR†	740,600
1,600	Telefonos de Mexico SA de CV, Class L - ADR	39,488
		850,312
	Netherlands — 4.9%
47,887	Fortis	1,518,358
18,450	Heineken NV	582,617
58,864	ING Groep NV	2,034,241
49,450	Koninklijke (Royal) KPN NV	494,463
23,782	Koninklijke (Royal) Philips Electronics NV	736,290
5,680	Koninklijke Boskalis Westminster NV	376,964
106,511	Reed Elsevier NV	1,482,428
108,952	Royal Dutch Shell plc, Class A	3,313,099
36,491	Royal Dutch Shell plc, Class B	1,169,809
10,924	Wolters Kluwer NV	220,071
		11,928,340

	New Zealand — 0.8%
164,038	PGG Wrightson Ltd.	$242,515
387,668	Telecom Corporation of New Zealand Ltd.	1,585,713
		1,828,228
	Norway — 0.2%
37,100	DnB NOR ASA	394,601
	Panama — 0.2%
33,100	Banco Latinoamericano de Exportaciones SA	605,730
	Philippines (The) — 0.7%
352,000	ABS-CBN Broadcasting Corp. - PDR*	84,577
119,440	Ayala Corp.	708,247
245,000	Banco de Oro Universal Bank	157,006
36,850	Globe Telecom, Inc.	509,834
252,000	Jollibee Foods Corp.	191,960
		1,651,624
	Poland — 0.2%
7,777	Bank Pekao SA	416,272
	Russia — 0.3%
12,800	Lukoil Oil Co. - ADR†	761,600
	Singapore — 0.9%
433,000	BIL International Ltd.	359,334
51,000	Great Eastern Holdings Ltd.	451,050
216,000	Oversea-Chinese Banking Corp.	868,598
5,000	Overseas Union Enterprise Ltd.	32,789
94,000	SembCorp Marine Ltd.	156,393
240,000	United Industrial Corp.	169,280
35,000	Yellow Pages (Singapore) Ltd.	28,800
		2,066,244
	South Africa — 1.8%
5,300	Anglo Platinum Ltd.	382,458
7,408	City Lodge Hotels Ltd.	50,832
146,916	FirstRand Ltd.	426,676
10,186	Gold Fields Ltd.	179,231
15,636	JD Group Ltd.	188,832
31,044	Nedbank Group Ltd.	488,956
33,000	New Clicks Holdings Ltd.	45,270
165,000	RMB Holdings Ltd.	725,069
56,660	Standard Bank Group Ltd.	676,322
49,038	Sun International Ltd.	641,218
58,900	Venfin Ltd.	442,875
		4,247,739
	South Korea — 0.7%
950	Hyundai Motor Co. Ltd.*	90,761
1,200	Kookmin Bank*	89,753
950	Korea Electric Power Corp.*	35,755
23,940	Korea Gas Corp.	782,702
27,560	KT&G Corp. (144A) - GDR*◆	614,125
200	POSCO	39,734
170	Samsung Electronics Co. Ltd.	109,507
		1,762,337
	Spain — 4.2%
8,200	Acciona SA	914,306
46,300	Acerinox SA	671,121
52,500	Banco Popular Espanol SA	638,224
170,286	Banco Santander Central Hispanoamer SA	2,239,764
67,664	Iberdrola SA	$1,842,202
15,173	NH Hoteles SA	237,156
3,000	Prosegur Cia de Seguridad SA	68,435
10,282	Sogecable SA*	410,697
202,365	Telefonica SA	3,034,039
9,950	Viscofan SA	108,915
		10,164,859
	Sweden — 1.1%
30,700	Assa Abloy AB	482,081
7,500	Hoganas AB, Class B	161,934
11,300	Svenska Cellulosa AB	421,584
30,600	Svenska Handelsbanken AB, Class A	757,481
227,820	Telefonaktiebolaget LM Ericsson, Class B	781,869
		2,604,949
	Switzerland — 1.1%
6,700	Adecco SA	307,924
19,700	Compagnie Financiere Richemont AG	855,065
400	Geberit AG	315,587
400	Kudelski SA*	11,853
8,000	Logitech International SA*	373,621
14,480	Novartis AG	758,150
510	Publigroupe SA	138,625
		2,760,825
	Taiwan — 0.5%
88,000	Asustek Computer, Inc.	270,618
138,847	Asustek Computer, Inc. - GDR	424,872
27,700	Chunghwa Telecom Co., Ltd. - ADR†	508,295
		1,203,785
	Thailand — 1.3%
492,200	Advanced Information Service Public Co. Ltd.	1,272,517
132,000	GMM Grammy Public Co. Ltd.	42,820
163,000	Kasikornbank Public Co. Ltd.	298,363
330,000	Matichon Newspaper Group plc	85,317
89,000	MBK Public Co. Ltd.	96,598
178,000	National Finance Public Co. Ltd.	58,176
240,000	Post Publishing Public Co. Ltd.	41,268
64,000	Siam Cement Public Co. Ltd.	412,679
94,800	Siam Cement Public Co. Ltd. - NVDR	564,176
521,200	Thai Union Frozen Products Public Co. Ltd. - NVDR	387,722
		3,259,636
	United Kingdom — 15.9%
70,100	Amvescap plc	531,715
13,731	Anglo American plc - ADR	477,564
64,782	Arriva plc	647,918
65,000	Associated British Ports Holdings plc	655,088
64,133	Aviva plc	776,259
53,700	BAA plc	577,982
170,000	BAE Systems plc	1,113,686
78,200	Barclays plc	819,926
223,663	BG Group plc	2,206,137
42,773	BOC Group plc	879,533
159,365	Boots Group plc	1,652,431
188,100	BP plc	2,009,549
170,735	Brambles Industries plc	1,221,904
60,000	BT Group plc	229,500
13,767	Bunzl plc	150,804
239,200	Cable & Wireless Communications plc	489,439

90,450	Capita Group plc	$646,927
9,456	Carnival plc	535,826
157,397	Compass Group plc	595,615
45,400	Devro plc	100,015
52,404	Diageo plc	757,462
138,400	Enodis plc*	307,623
21,500	Enterprise Inns plc	345,783
139,199	GKN plc	688,862
98,112	GlaxoSmithKline plc	2,472,241
67,850	Hanson plc	743,390
122,400	Hays plc	263,740
139,870	HBOS plc	2,386,217
54,600	Hilton Group plc	341,045
2,100	Homeserve plc	43,651
91,700	ICAP plc	637,335
39,600	Intertek Testing Services plc	474,397
778,400	Invensys plc*	247,176
158,300	ITV plc	305,289
195,518	Lloyds TSB Group plc	1,639,792
53,633	MyTravel Group plc, Class A*	213,995
308,500	Pilkington plc	788,933
41,102	Provident Financial plc	386,808
22,660	Reckitt Benckiser plc	746,118
75,700	Reed Elsevier plc	708,841
24,800	Rexam plc	216,297
62,504	Rio Tinto plc	2,847,641
132,700	Sage Group plc (The)	587,803
25,950	Smiths Group plc	466,014
209,015	Stagecoach Group plc	414,175
118,100	Tesco plc	671,665
161,677	Unilever plc	1,600,216
215,300	Vodafone Group plc	463,911
31,600	WPP Group plc	341,257
		38,425,495
	Total Foreign Common Stocks (Cost $126,906,639)	184,342,116
	Commingled Investment Vehicles — 9.1%
	Exchange Traded Funds — 3.7%
38,700	iShares MSCI EAFE Index Fund	2,301,102
55,000	iShares MSCI Emerging Markets Index Fund	4,853,750
40,000	iShares MSCI South Korea Index Fund	1,784,400
		8,939,252
	Private Investment Funds — 5.4%
35,691	Lansdowne UK Equity Fund Limited*(a)(b)(c)(d)	6,999,454
29,451	Tosca*(a)(b)(c)(d)	6,098,940
		13,098,394
	Total Commingled Investment Vehicles (Cost $15,542,762)	22,037,646

	Preferred Stocks — 0.3%
	United States — 0.3%
496,000	Caemi Mineracao e Metalurgica SA (Brazil) (Cost $345,593)	$717,719
	Rights — 0.0%(e)
37,500	TI Automotive Ltd. Certificate of Entitlement (United Kingdom)*(a)(c) (Cost $0)	1

Principal Amount
Warrants — 0.0%(e)
$20,400	Multi-Purpose Holdings Berhad Warrants, Expires 2/26/2009 (Malaysia)* (Cost $564)	1,511

		Interest Rate	Maturity Date
	Short-Term Investments — 14.6%
	Repurchase Agreement — 4.4%
10,613,582

Investors Bank & Trust Company Repurchase Agreement issued 12/30/05 (proceeds at maturity $10,617,144) (Collateralized by a $857,535 FNMA, 4.779%, due 06/25/42, a $3,378,837 FNMA, 4.879%, due 02/25/33, a $3,361,759 FNMA, 4.879%, due 03/25/33, and a $3,178,998 SBA, 7.375%, due 07/25/21 with market values of $860,830, $3,429,458, $3,421,601, and $3,432,372, respectively)

	(Cost $10,613,582)	3.020%	01/03/06	10,613,582
	US Treasury Securities — 10.2%#
5,000,000	US Treasury Bill	4.208%	04/27/06	4,936,205
10,000,000	US Treasury Bill	4.250%	05/04/06	9,864,080
5,000,000	US Treasury Bill	4.282%	06/15/06	4,906,065
5,000,000	US Treasury Bill††	4.306%	05/11/06	4,927,670
	Total US Treasury Securities (Cost $24,624,383)			24,634,020
	Total Short-Term Investments (Cost $35,237,965)			35,247,602
	Total Investments — 100.3% (Cost $178,033,523)			242,346,595
	Liabilities in Excess of Other Assets — (0.3%)			(810,685)
	Net Assets — 100.0%			$241,535,910

Summary of Industry Classifications (as a % of total net assets) (unaudited):
Basic Industries	0.6%
Capital Equipment	11.8
Consumer Goods	14.2
Energy	8.9
Finance	21.5
Industrial	0.4
Materials	8.7
Multi-Industry	2.2
Private Investment Funds(d)	5.4
Repurchase Agreements	4.4
Services	12.0
US Government Obligations	10.2
Financial Futures Contracts	0.0 (e)
Forward Currency Contracts	0.1
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

        ADR   American Depositary Receipt

FNMA   Fannie Mae

       GDR   Global Depositary Receipt

NVDR   Non-Voting Depositary Receipt

         PDR   Philippine Depositary Receipt

           SBA   Small Business Administration

  VVPR   Verminderde Voorheffing Précompte Réduit (Belgium dividend coupon)

                         #   Interest rate represents the yield to maturity at the time of purchase.

                           *   Non-income producing security.

                            †   A Sponsored ADR is an American Depositary Receipt that is issued through the cooperation of the company whose stock will be the underlying asset.

                       ††   Security or a portion thereof is held as initial margin for financial futures and held as collateral for short sales. See Appendix C of Notes to Financial Statements for further information on financial futures contracts.

                        +   See Note 2 to the Financial Statements.

                          ◆   Security exempt from registration under Rule 144A of the Securities Act of 1933. Security may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 2005, the market value of this security was $614,125 or 0.25% of net assets.

                    (a)   Illiquid security.

                   (b)   Restricted security. See Appendix E of Notes to Financial Statements.

                    (c)   Security is valued in good faith under procedures established by the board of directors.

                   (d)   Portfolio holdings information of the Private Investment Funds is not available as of December 31, 2005. These positions are therefore grouped into their own industry classification.

                    (e)   Rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND	December 31, 2005

Policy Considerations:   The fund employs multiple managers that, collectively, provide exposure to all major sectors of the US stock market, including many small and mid-cap stocks not represented in the capitalization-weighted S&P 500 Index. By careful design, the fund seeks to outperform not the S&P 500 but rather the Dow Jones Wilshire 5000 — a broader index that comprises all US stocks with readily available price quotations.

Performance Evaluation:   The TIFF US Equity Fund outperformed its benchmark, the Dow Jones Wilshire 5000 Composite Index (DJ W5000), by 0.28% during 4Q 2005 and by 0.39% during CY 2005. The fourth quarter marked the 26th of 47 quarters since inception that USEF has bested its benchmark, and with 2005 officially in the books, USEF has outperformed the DJ W5000 in eight of the eleven full calendar years that the fund has been in operation. Since its launch on May 31, 1994, USEF has compounded capital at an annualized rate of 11.60% versus 10.96% for the benchmark, producing a cumulative difference in wealth of 22.79%.

	Total Returns*
	TIFF US Equity Fund**	Dow Jones Wilshire 5000
Calendar Year 2005	6.71%	6.32%
3-Year Annualized	17.62%	16.38%
5-Year Annualized	3.85%	2.12%
10-Year Annualized	9.76%	9.16%
Annualized Since Inception	11.60%	10.96%
Cumulative since Inception	256.52%	233.73%

Growth of a $100,000 Investment

Performance data quoted represents past performance; past performance does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that a member’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. The S&P 500 Index is a broad based, unmanaged index of 500 stocks that is widely recognized as representative of the US equity market. The Dow Jones Wilshire 5000 Composite Index is a market capitalization weighted index of all publicly traded US stocks. One cannot invest directly in an index. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. The fund invests in smaller companies, which involve additional risk such as limited liquidity and greater volatility.

*                     Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

**               Commencement of operations was May 31, 1994.

TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS	December 31, 2005

Number of Shares		Value +
	Common Stocks — 67.4%
	Advertising — 0.1%
2,300	Omnicom Group, Inc.	$195,799
	Aerospace and Defense — 1.7%
61,500	AAR Corp.*	1,472,925
9,000	Lockheed Martin Corp.	572,670
9,300	Northrop Grumman Corp.	559,023
13,600	Raytheon Co.	546,040
3,800	Textron, Inc.	292,524
		3,443,182
	Automotive — 0.2%
54,700	Ford Motor Co.	422,284
	Banking — 6.8%
32,000	BankUnited Financial Corp., Class A	850,240
13,400	BB&T Corp.	561,594
44,531	Chittenden Corp.	1,238,407
6,800	Comerica, Inc.	385,968
31,395	Downey Financial Corp.	2,147,104
51,329	Hudson United Bancorp	2,139,393
69,300	North Valley Bancorp	1,234,926
72,000	People’s Bank	2,236,320
61,469	SNB Bancshares, Inc.*	1,070,790
26,000	The South Financial Group	716,040
6,200	UnionBanCal Corp.	426,064
9,500	Wells Fargo Corp.	596,885
		13,603,731
	Beverages, Food, and Tobacco — 2.3%
9,400	Altria Group, Inc.	702,368
18,600	Coca-Cola Co. (The)	749,766
36,300	Molson Coors Brewing Co., Class B	2,431,737
11,900	Pepsico, Inc.	703,052
		4,586,923
	Chemicals — 2.3%
45,300	Cooper Tire & Rubber Co.	693,996
98,050	Mosaic Co. (The)*	1,434,471
143,981	Nalco Holding Co.*	2,549,904
		4,678,371
	Commercial Services — 7.7%
9,200	Cendant Corp.	158,700
96,000	DeVry, Inc.*	1,920,000
25,600	GenTek, Inc.	457,728
47,100	ITT Educational Services, Inc.*	2,784,081
40,700	Magellan Health Services, Inc.*	1,280,015
115,900	MoneyGram International, Inc.	3,022,672
110,881	Rent-A-Center, Inc.*	2,091,216
50,292	The Brink’s Co.	2,409,490
50,200	United Rentals, Inc.*	1,174,178
		15,298,080
	Communications — 1.7%
231,300	Andrew Corp.*	2,481,849
7,400	QUALCOMM, Inc.	318,792
22,000	Verizon Communications Corp.	662,640
		3,463,281
	Computer Software and Processing — 2.5%
4,200	Computer Sciences Corp.*	212,688
8,400	Electronic Data Systems Corp.	201,936
9,800	Fiserv, Inc.*	$424,046
108,900	Internet Security Systems*	2,281,455
3,900	Intuit, Inc.*	207,870
49,900	Microsoft Corp.	1,304,885
28,200	Oracle Corp.*	344,322
66,800	Preview Systems, Inc.(a)	200
		4,977,402
	Computers and Information — 1.3%
4,400	Apple Computer, Inc.*	316,316
51,300	Cisco Systems, Inc.*	878,256
29,800	Hewlett-Packard Co.	853,174
5,500	International Business Machines Corp.	452,100
28,553	Nexprise, Inc.*(a)	10,850
		2,510,696
	Cosmetics and Personal Care — 0.2%
7,300	Estee Lauder Companies, Inc., Class A	244,404
3,200	Procter & Gamble Co.	185,216
		429,620
	Diversified — 0.6%
21,700	FMC Corp.*	1,153,789
	Electric Utilities — 2.1%
5,000	American Electric Power, Inc.	185,450
6,500	Constellation Energy Group, Inc.	374,400
11,900	Edison International	518,959
197,618	Sierra Pacific Resources*	2,576,939
11,400	TXU Corp.	572,166
		4,227,914
	Electronics — 4.0%
163,400	Checkpoint Systems, Inc.*	4,027,810
45,400	Intel Corp.	1,133,184
7,100	National Semiconductor Corp.	184,458
49,000	Rogers Corp.*	1,919,820
21,100	Texas Instruments, Inc.	676,677
		7,941,949
	Financial Services — 3.2%
6,600	Bank of America Corp.	304,590
5,000	CIT Group, Inc.	258,900
32,600	Citigroup, Inc.	1,582,078
5,700	Goldman Sachs Group, Inc.	727,947
4,100	JP Morgan Chase & Co., Inc.	162,729
13,900	KeyCorp	457,727
4,900	Lehman Brothers Holdings, Inc.	628,033
11,100	Merrill Lynch & Co.	751,803
12,500	Morgan Stanley	709,250
16,400	The Charles Schwab Corp.	240,588
14,300	Washington Mutual, Inc.	622,050
		6,445,695
	Forest Products and Paper — 0.2%
6,500	Kimberly-Clark Corp.	387,725
	Healthcare Providers — 4.1%
61,400	LifePoint Hospitals, Inc.*	2,302,500
40,000	Lincare Holdings, Inc.*	1,676,400
131,100	Odyssey HealthCare, Inc.*	2,443,704
37,000	Universal Health Services, Inc., Class B	1,729,380
		8,151,984

	Heavy Machinery — 0.6%
2,900	Eaton Corp.	$194,561
11,400	Ingersoll Rand Co.	460,218
6,400	Paccar, Inc.	443,072
		1,097,851
	Home Construction, Furnishings, and Appliances — 0.5%
2,800	Centex Corp.	200,172
12,666	D.R. Horton, Inc.	452,556
4,700	Lennar Corp., Class A	286,794
		939,522
	Household Products — 0.3%
2,300	Illinois Tool Works, Inc.	202,377
7,700	The Clorox Co.	438,053
		640,430
	Insurance — 2.9%
6,500	Aetna, Inc.	613,015
5,700	Allstate Corp.	308,199
60,000	Brown & Brown, Inc.	1,832,400
42,200	Hilb, Rogal & Hobbs Co.	1,625,122
3,800	Loews Corp.	360,430
9,500	Principal Financial Group, Inc.	450,585
4,500	The Progressive Corp.	525,510
		5,715,261
	Lodging — 0.1%
3,000	Marriott International, Inc., Class A	200,910
	Media - Broadcasting and Publishing — 1.7%
155,336	COX Radio, Inc., Class A*	2,187,131
6,100	EchoStar Communications Corp., Class A*	165,737
7,875	Emmis Communications Corp., Class A*	156,791
3,300	Gannett Co., Inc.	199,881
11,000	McGraw-Hill Companies, Inc.	567,930
6,400	Univision Communications, Inc., Class A*	188,096
		3,465,566
	Medical Supplies — 4.4%
3,100	Alcon, Inc.	401,760
3,000	Becton, Dickinson & Co.	180,240
13,700	Cooper Cos., Inc. (The)	702,810
19,200	Fisher Scientific International, Inc.*	1,187,712
50,800	Owens & Minor, Inc.	1,398,524
96,100	Steris Corp.	2,404,422
96,900	Viasys Healthcare, Inc.*	2,490,330
		8,765,798
	Metals — 1.0%
92,800	General Cable Corp.*	1,828,160
1,500	Phelps Dodge Corp.	215,805
		2,043,965
	Metals and Mining — 0.5%
9,000	Freeport-McMoRan Copper & Gold, Inc., Class B	484,200
8,000	Nucor Corp.	533,760
35,000	Pacific Rim Mining Corp.*	26,250
		1,044,210
	Oil and Gas — 3.4%
4,800	Anadarko Petroleum Corp.	454,800
2,900	Burlington Resources, Inc.	249,980
3,800	Canadian Natural Resources Ltd.	$188,556
14,200	ConocoPhillips	826,156
9,100	Devon Energy Corp.	569,114
15,800	Exxon Mobil Corp.	887,486
123,344	Hanover Compressor Co.*	1,740,384
10,000	Petro-Canada - New York Stock Exchange	400,900
5,700	Sunoco, Inc.	446,766
9,800	Talisman Energy, Inc.- New York Stock Exchange	518,224
8,000	Valero Energy Corp.	412,800
		6,695,166
	Pharmaceuticals — 2.8%
9,500	Abbott Laboratories	374,585
11,300	Amgen, Inc.*	891,118
8,700	Cardinal Health, Inc.	598,125
15,800	Hospira, Inc.*	675,924
17,900	Johnson & Johnson	1,075,790
11,300	McKesson Corp.	582,967
8,400	Merck & Co., Inc.	267,204
50,400	Pfizer, Inc.	1,175,328
269,200	PharmChem Laboratories, Inc.*(a)	808
		5,641,849
	Restaurants — 1.1%
65,000	Ruby Tuesday, Inc.	1,682,850
10,500	Yum! Brands, Inc.	492,240
		2,175,090
	Retailers — 2.9%
4,900	Best Buy Co., Inc.	213,052
110,125	Big Lots, Inc.*	1,322,601
66,300	Geerlings & Wade, Inc.*	92,820
18,800	Home Depot, Inc.	761,024
24,900	Kroger Co.*	470,112
9,500	Limited Brands	212,325
11,300	Nordstrom, Inc.	422,620
100,000	Saks, Inc.*	1,686,000
9,600	Target Corp.	527,712
		5,708,266
	Telephone Systems — 1.9%
6,900	BCE, Inc. - New York Stock Exchange	165,255
16,100	BellSouth Corp.	436,310
311,400	Cincinnati Bell, Inc.*	1,093,014
94,100	General Communications, Inc., Class A*	972,053
24,100	United States Cellular Corp.*	1,190,540
		3,857,172
	Textiles, Clothing, and Fabrics — 0.5%
14,000	Coach, Inc.*	466,760
5,100	Nike Inc., Class B	442,629
		909,389
	Transportation — 1.8%
6,400	Burlington Northern Santa Fe Corp.	453,248
20,000	CNF, Inc.	1,117,800
41,800	EGL, Inc.*	1,570,426
4,100	FedEx Corp.	423,899
		3,565,373
	Total Common Stocks (Cost $103,069,284)	134,384,243

Number of Shares		Value +
	Commingled Investment Vehicles — 24.6%
	Private Investment Funds — 24.6%
	Adage Capital Partners, LP*(a)(b)(c)	$29,367,694
	Freeman Fair Value Fund I, LP*(b)(c)(d)	19,331,751
	Gotham Partners, LP*(a)(b)(c)	334,800
		49,034,245
	Total Commingled Investment Vehicles (Cost $41,873,485)	49,034,245

Principal Amount		Interest Rate	Maturity Date
	Short-Term Investments — 8.9%
	Repurchase Agreement — 4.4%
$8,822,982

Investors Bank & Trust Repurchase Agreement issued 12/30/05 (proceeds at maturity $8,825,943) (Collateralized by a $2,981,968 FNMA, 4.93%, due 01/25/33, a $2,849,460 FHLMC, 4.92%, due 03/15/32, a $513,516 GNMA, 4.88%, due 04/20/34, and a $2,717,608 SBA, 7.15%, due 06/25/24 with market values of $2,926,375, $2,893,655, $516,441, and $2,927,660, respectively)

	(Cost $8,822,982)	3.020%	01/03/06	8,822,982
	US Treasury Security — 4.5%#
9,000,000	US Treasury Bill† (Cost $8,829,431)	4.282%	06/15/06	8,830,917
	Total Short-Term Investments (Cost $17,652,413)			17,653,899
	Total Investments — 100.9% (Cost $162,595,182)			201,072,387
	Liabilities in Excess of Other Assets — (0.9%)			(1,733,780)
	Net Assets — 100.0%			$199,338,607

Summary of Industry Classifications (as a % of total net assets) (unaudited)(e):
Basic Industries	1.1%
Capital Equipment	13.9
Consumer Goods	18.4
Energy	8.0
Finance	23.1
Industrial	2.6
Materials	4.2
Multi-Industry	0.7
Unreported Private Investment Funds	0.2 (f)
Repurchase Agreements	4.4
Services	19.8
US Government Obligations	4.5
Financial Futures Contracts	(0.5)
Liabilities in Excess of Other Assets	(0.4)
Total	100.0%

FHLMC    Freddie Mac

        FNMA    Fannie Mae

      GNMA    Ginnie Mae

                   SBA    Small Business Administration

                                 #    Interest rate represents the yield to maturity at the time of purchase.

                                   *    Non-income producing security.

                                    †    Security or a portion thereof is held as initial margin for financial futures contracts. See Appendix C of Notes to Financial Statements.

                                +    See Note 2 to the Financial Statements.

                            (a)    Illiquid security.

                           (b)    Restricted security. See Appendix E of Notes to Financial Statements.

                            (c)    Security is valued in good faith under procedures established by the board of directors.

                           (d)    The valuation committee has determined the partnership interest in Freeman Fair Value Fund I, LP to be liquid based on the ability to redeem the private investment fund interest upon seven days’ notice and payment of a 0.25% redemption fee. The TIP board of directors duly ratified the liquidity determination and agreed to fair value the private investment fund at 99.75% of its stated market value to take into account this potential redemption fee.

                            (e)    Includes industry classifications from Private Investment Funds where available.

                             (f)    Represents the portion of Private Investment Funds for which industry classifications are not readily available.

See accompanying Notes to Financial Statements.

TIFF GOVERNMENT BOND FUND	December 31, 2005

Policy Considerations:   The cooperative has long encouraged endowed charities to adopt a highly focused approach to managing that portion of their portfolios invested in conventional bonds for disaster-hedging purposes — an approach that limits such holdings to securities likely to perform satisfactorily under deflationary conditions. On March 31, 2003, it launched the TIFF Government Bond Fund (GBF), a vehicle designed to meet the needs of eligible charities seeking low-cost deflation hedges. The fund’s manager (Smith Breeden) employs active management techniques in an effort to generate net returns that, over rolling 12-month time periods, approximate as closely as possible the Citigroup 10-year Treasury Index’s total return.

Performance Evaluation:   GBF bested its benchmark by 0.20% and 0.34% during 4Q 2005 and CY 2005, respectively. By design, the fund’s holdings moved in near-lockstep with its benchmark gross of fees over both time periods (4Q and CY 2005), with the fund’s manager (Smith Breeden) using time-tested tactics to produce incremental returns that, while modest, were robust enough to more than recover fund expenses. What tactics? Savvy execution of repurchase agreements remains SB’s primary means of adding value — a tactic that has produced growing incremental returns in recent quarters as the Fed funds rate has risen. Why? Because the imputed interest income pocketed by owners of 10-year Treasury bonds (including GBF) that are able and willing to lend such bonds to qualified third parties tends to be positively correlated with the absolute level of short-term risk-free rates, as manifested most conspicuously in the so-called Fed Funds rate.

	Total Returns*
	TIFF Government Bond Fund**	Citigroup 10-Year Treasury Index
Calendar Year 2005	2.38%	2.04%
3-Year Annualized	NA	NA
5-Year Annualized	NA	NA
Annualized Since Inception	2.55%	2.58%
Cumulative since Inception	7.18%	7.25%

Growth of a $100,000 Investment

Performance data quoted represents past performance; past performance does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that a member’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. Performance data reflects an expense waiver currently in effect. Without the expense waiver, total returns would have been lower for the period. The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee timely payment of principle and interest. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities.

*                     Total return assumes dividend reinvestment.

**               Commencement of operations was March 31, 2003.

TIFF GOVERNMENT BOND FUND / SCHEDULE OF INVESTMENTS	December 31, 2005

Principal Amount		Interest Rate	Maturity Date	Value +
	US Treasury Security — 99.2%
$34,815,000	US Treasury Note† (Cost $34,818,033)	4.500%	11/15/15	$35,100,587
	Short-Term Investments — 56.4%
	Repurchase Agreements — 56.4%
4,200,000	Bear, Stearns & Co., Inc. Repurchase Agreement issued 12/28/05 (proceeds at maturity $4,202,858) (Collateralized by a $4,225,000 US Treasury Bond, 4.000%, due 04/15/10, with a market value
	of $4,219,043)	3.500%	01/04/06	4,200,000
201,852	Investors Bank & Trust Company Repurchase Agreement issued 12/30/05 (proceeds at maturity $201,920) (Collateralized by a $210,003 GNMA, 4.770%, due 03/16/32, with a market value
	of $211,944)	3.020%	01/03/06	201,852
$15,550,000	Morgan Stanley Repurchase Agreement issued 12/30/05 (proceeds at maturity $15,559,330) (Collateralized by a $15,675,000 US Treasury Bond, 1.625%, due 01/15/15, with a market value
	of $15,861,000)	3.600%	01/05/06	$15,550,000
	Total Repurchase Agreements (Cost $19,951,852)			19,951,852
	Total Short-Term Investments (Cost $19,951,852)			19,951,852
	Total Investments — 155.6% (Cost $54,769,885)			55,052,439
	Liabilities in Excess of Other Assets — (55.6%)			(19,665,220)
	Net Assets — 100.0%			$35,387,219

Summary of Industry Classifications (as a % of total net assets) (unaudited):
Repurchase Agreements	56.4%
US Government Obligation	99.2
Reverse Repurchase Agreements	(55.9)
Other Assets in Excess of Other Liabilities	0.3
Total	100.0%

   GNMA   Ginnie Mae

                               †   Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Appendix F of Notes to Financial Statements.

                            +   See Note 2 to the Financial Statements.

                                                                See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND	December 31, 2005

Policy Considerations:   Many organizations park funds earmarked for near-term spending in high quality, very short-term instruments. The bias in favor of high quality paper is unarguably correct, but the bias in favor of very short-term securities is suspect because the liabilities being funded are often longer-lived than the cash equivalents earmarked for their payment. Under normal circumstances, the yield curve is positively sloped, and a short-term fund that holds securities whose average duration tends to be modestly longer than the typical money market fund has the potential to produce superior returns over time. Indeed, the TIFF Short-Term Fund is structured in precisely this manner, i.e., with a benchmark duration modestly longer than the typical money market fund. For this reason, the fund’s guidelines permit staff to shorten the fund’s average duration to levels commonly displayed by conventional money market funds or to lengthen duration to a prudent degree in pursuit of the optimal tradeoff between risk and expected return.

Performance Evaluation.   STF’s performance this quarter was +0.94% total return net of fees versus the fund’s benchmark return of 0.87% over the same time period. The fund’s benchmark was supplemented effective August 1, 2005: since that date, this supplemental benchmark has been the fund’s original bogey — i.e., Merrill Lynch 6-month US Treasury Bill Index — debited by 0.50% per annum. Why a 50 bp debit per year? Because it costs an estimated 0.50% per annum to rebalance the fund’s holdings in a manner that keeps duration or interest rate sensitivity in line with the Index’s. While staff manages STF in accordance with guidelines limiting the fund’s holdings to T-bills with durations close to six months, it has the discretion to “roll” these holdings not precisely when the benchmark’s implicit “holdings” turn over (although we do this on occasion) but a bit more opportunistically. Such opportunism typically manifests itself when capital flows into or out of the fund, with staff initiating trades or not depending on numerous variables, including anticipated trading costs and cash flows. During 4Q 2005, the opportunistic approach just described enabled staff to keep STF’s duration close to the Index’s without exhausting fully the trading “debit” reflected in the fund’s supplemental performance objective. To be sure, an excess return of 0.07% doesn’t constitute a “transformational gift” for any of STF’s member charities, but we’re pleased to have generated it nonetheless as we did so without subjecting them to risks worthy of the name.

	Total Returns*
	TIFF Short-Term Fund**	ML 6-Month US T-Bill – 50 bp per annum	ML 6-Month US T-Bill
Calendar Year 2005	2.93%	2.58%	3.10%
3-Year Annualized	1.57%	1.36%	1.87%
5-Year Annualized	2.41%	2.08%	2.59%
10-Year Annualized	4.00%	3.52%	4.05%
Annualized Since Inception	4.27%	3.77%	4.29%
Cumulative since Inception	62.37%	53.56%	62.78%

Growth of a $50,000 Investment

Performance data quoted represents past performance; past performance does not guarantee future results.   The investment return and principal value of an investment will fluctuate so that a member’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 434-817-8200 or visiting www.tiff.org. Performance data for previous periods reflects an expense waiver. Without the expense waiver, total returns would have been lower for those periods. Investments in debt securities typically decrease in value when interest rates rise, although the risk is less for short-term debt securities than long-term debt securities.

*       Total return assumes dividend reinvestment.

**     Commencement of operations was May 31, 1994.

TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS	December 31, 2005

Principal Amount		Interest Rate	Maturity Date	Value +
	Short-Term Investments — 99.2%
	US Treasury Securities — 98.3%#
$9,500,000	US Treasury Bill	3.999%	04/06/06	$9,401,970
101,050,000	US Treasury Bill	4.261%	05/04/06	99,676,528
3,500,000	US Treasury Bill	4.280%	06/08/06	3,437,623
2,500,000	US Treasury Bill	4.297%	06/15/06	2,453,033
	Total US Treasury Securities (Cost $114,920,611)			114,969,154
	Time Deposit — 0.9%
1,048,000	Investors Bank & Trust Company (Cost $1,048,000)	4.000%	01/03/06	1,048,000
	Total Short-Term Investments — 9.22% (Cost $115,968,611)			116,017,154
	Other Assets in Excess of Liabilities — 0.8%			925,536
	Net Assets — 100.0%			$116,942,690

Summary of Industry Classifications (as a % of total net assets) (unaudited):
Time Deposits	0.9%
US Government Obligations	98.3
Other Assets in Excess of Liabilities	0.8
Total	100.0%

#                   Interest rate represents the yield to maturity at the time of purchase.

+                   See Note 2 to the Financial Statements.

                           See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES	December 31, 2005

	TIFF Multi-Asset Fund	TIFF International Equity Fund	TIFF US Equity Fund
Assets
Investments in securities, at value (a)(b)	$1,093,034,891	$242,346,595	$201,072,387
Cash	203,000	500	509
Foreign currency (c)	26,559	—	—
Receivables for:
Capital stock sold	646,929	100,000	—
Securities sold	4,734,235	81,704	244,800
Securities sold short	4,833,015	—	—
Dividends and tax reclaims	1,032,853	329,145	135,264
Open swap contracts (j)	988,860	—	—
Interest	1,210,644	1,838	1,539
Prepaid expenses	30,161	12,101	8,637
Unrealized appreciation on forward currency contracts (f)	279,693	145,976	—
Deposit with broker for short sales	17,042,113	—	—
Total Assets	1,124,062,953	243,017,859	201,463,136
Liabilities
Payable for:
Capital stock repurchased	—	—	300,000
Securities purchased	5,466,582	31,252	424,216
Options written, at value (i)	38,527	—	—
Variation margin on financial futures contracts (k)	1,589,756	498,258	224,225
Reverse repurchase agreements (Note 5) (h)	34,623,306	—	—
Dividends from securities sold short	104,035	—	—
Dividends from net investment income	—	558,598	—
Dividends payable	—	—	1,091,150
Market value of securities sold short (d)	23,614,135	—	—
Accrued expenses and other liabilities	493,238	393,841	84,938
Total Liabilities	65,929,579	1,481,949	2,124,529
Net Assets	$1,058,133,374	$241,535,910	$199,338,607
Shares Outstanding (g)	70,936,729	16,369,580	14,169,041
Net Asset Value Per Share	$14.92	$14.76	$14.07
Components of Net Assets:
Capital stock (e)	$929,545,042	$184,320,338	$163,378,206
Distribution in excess of net investment income	(13,885,218)	(4,642,307)	(1,665,790)
Accumulated net realized loss on investments	(13,626,534)	(2,600,608)	18,862
Net unrealized appreciation on investments, short sales, financial futures and options contracts, swap agreements, forward currency contracts, and translation of assets and liabilities denominated in foreign currency	156,100,084	64,458,487	37,607,329
	$1,058,133,374	$241,535,910	$199,338,607

(a) Cost of investments	$933,817,950	$178,033,523	$162,595,182
(b) Includes repurchase agreements of	$26,269,455	$10,613,582	$8,822,982
(c) Cost of foreign currency	$28,451	$—	—
(d) Proceeds	$21,585,977	—	—
(e) Includes accumulated entry/exit fees of	$8,364,567	$3,627,216	$1,656,326
(f) Appendix B of the Notes to Financials details each fund’s open forward currency contracts at December 31, 2005
(g) Authorized 500,000,000 shares, par value $0.001 for each fund.
(h) Appendix F of the Notes to Financials details each fund’s open reverse repurchase agreements at December 31, 2005.
(i) Appendix G of the Notes to Financials details each fund’s open written option contracts at December 31, 2005.
(j) Appendix H of the Notes to Financials details each fund’s open swap agreements at December 31, 2005.
(k) Appendix C of the Notes to Financials details each fund’s financial futures contracts at December 31, 2005.

See accompanying Notes to Financial Statements.

	TIFF	TIFF
	Government	Short-Term
	Bond Fund	Fund
Assets
Investments in securities, at value (a)(b)	$55,052,439	$116,017,154
Cash	500	814,277
Receivables for:
Capital stock sold	—	293,345
Interest	208,373	4,889
Prepaid expenses	826	2,144
Total Assets	55,262,138	117,131,809
Liabilities
Payable for:
Capital stock repurchased	—	85,708
Securities purchased	—	—
Reverse repurchase agreements (Note 5) (d)	19,794,226	—
Dividends from net investment income	21,622	53,179
Accrued expenses and other liabilities	59,071	50,232
Total Liabilities	19,874,919	189,119
Net Assets	$35,387,219	$116,942,690
Shares Outstanding (c)	3,711,938	11,976,523
Net Asset Value Per Share	$9.53	$9.76
Components of Net Assets:
Capital stock	$36,824,133	$120,163,787
Distribution in excess of net investment income	(21,622)	(8,757)
Accumulated net realized loss on investments	(1,697,846)	(3,260,883)
Net unrealized appreciation on investments	282,554	48,543
	$35,387,219	$116,942,690

(a) Cost of investments	$54,769,885	$115,968,611
(b) Includes repurchase agreements of	$19,951,852	—
(c) Authorized 500,000,000 shares, par value $0.001 for each fund.
(d) Appendix F of the Notes to Financials details each fund’s open reverse repurchase agreements at December 31, 2005.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS	For the Year Ended December 31, 2005

	TIFF Multi-Asset Fund	TIFF International Equity Fund	TIFF US Equity Fund
Investment Income
Interest	$12,891,794	$619,025	$726,079
Dividends (a)	9,712,345	5,158,994	1,260,177
Special dividends	—	—	584,033
Miscellaneous income (Note 3)	—	20,127	38,468
Total Investment Income	22,604,139	5,798,146	2,608,757
Operating Expenses
Investment advisory fees	1,658,848	318,037	326,362
Money manager fees	2,685,879	905,167	769,905
Custodian and accounting fees	809,022	399,799	173,757
Administration fees	298,907	75,542	77,512
Member recordkeeping fees	14,963	6,593	7,959
Professional fees	231,334	123,800	116,260
Operations monitoring agent fees	165,078	40,439	41,540
Chief compliance officer fees	64,752	16,107	17,032
Insurance expense	31,934	8,781	11,255
Registration and filing fees	70,286	19,904	17,076
Tax expense	21,671	—	—
Miscellaneous fees and expenses	61,922	34,981	22,380
Total Operating Expenses	6,114,596	1,949,150	1,581,038
Fee waivers/reimbursements (Note 3)	—	(36,532)	(8,919)
Interest expense (Note 5)	837,845	—	—
Dividends on securities sold short	528,941	—	—
Net Operating Expenses	7,481,382	1,912,618	1,572,119
Net Investment Income	15,122,757	3,885,528	1,036,638
Net realized gain (loss) on:
Investments (b)	27,812,241	8,522,371	16,419.890
Short sales	(523,462)	(25,112)	—
Swap agreements	5,309,333	—	—
Written options	69,417	—	—
Financial futures contracts	12,185,955	4,926,055	1,320,126
Forward currency contracts and foreign currency-related transactions	(1,116,098)	(503,514)	7
Net increase from payments by affiliates and loss realized on disposal of investment not within investment guidelines (Note 3)	—	10,300	—
Net realized gain	43,737,386	12,930,100	17,740,023
Net change in unrealized appreciation (depreciation) on:
Investments (c)	45,277,354	14,894,899	(3,692.550)
Short sales	(1,960,390)	22,862	—
Swap agreements	988,860	—	—
Written options	5,251	—	—
Financial futures contracts	(4,298,221)	(1,227,460)	(917,477)
Forward currency contract and other assets and liabilities and foreign currency-related transactions	244,380	174,324	—
Net change in unrealized appreciation (depreciation)	40,257,234	13,864,625	(4,640,027)
Net realized and unrealized gain	83,994,620	26,794,725	13,129,996
Net increase in net assets resulting from operations	$99,117,377	$30,680,253	$14,166,634

(a) Net of foreign withholding taxes of	$408,745	$349,905	$2,409
(b) Net of foreign withholding taxes on capital gains of	$24,302	$24,616	—
(c) Net of change in deferred foreign taxes of	$(41,805)	$(73,680)	—

See accompanying Notes to Financial Statements.

	TIFF Government Bond Fund	TIFF Short-Term Fund
Investment Income
Interest	$2,812,049	$3,641,322
Miscellaneous income (Note 3)	26,341	—
Total Investment Income	2,838,390	3,641,322
Operating Expenses
Investment advisory fees	19,733	32,760
Money manager fees	37,538	—
Custodian and accounting fees	38,609	42,650
Administration fees	16,621	40,432
Member recordkeeping fees	2,967	8,603
Professional fees	53,973	33,657
Operations monitoring agent fees	7,546	20,808
Chief compliance officer fees	3,024	8,169
Insurance expense	1,591	5,081
Registration and filing fees	18,323	36,569
Miscellaneous fees and expenses	1,783	5,146
Total Operating Expenses	201,708	233,875
Fee waivers/reimbursements (Note 3)	(19,733)	—
Interest expense (Note 5)	831,035	—
Net Operating Expenses	1,013,010	233,875
Net Investment Income	1,825,380	3,407,447
Net realized loss on:
Investments	(756,977)	(253,146)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,795)	73,126
Net realized and unrealized loss	(764,772)	(180,020)
Net increase in net assets resulting from operations	$1,060,608	$3,227,427

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

	TIFF Multi-Asset Fund		TIFF International Equity Fund
	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2005	Year Ended 12/31/2004
Increase in net assets from operations
Net investment income	$15,122,757	$7,484,214	$3,885,528	$1,989,448
Net realized gain on investments, short sales, financial futures and option contracts, swaps, forward currency contracts, and foreign currency-related transactions	43,737,386	32,178,331	12,930,100	15,730,668
Net change in unrealized appreciation on investments, short sales, financial futures and option contracts, swaps, forward currency contracts, and translation of other assets and liabilities denominated in foreign currencies	40,257,234	39,185,829	13,864,625	16,127,963
Net increase in net assets resulting from operations	99,117,377	78,848,374	30,680,253	33,848,079
Distributions
From net investment income	(28,385,826)	(11,888,604)	(7,870,667)	(4,769,897)
From net realized gains	(35,734,406)	(26,646,233)	—	—
Decrease in net assets resulting from distributions	(64,120,232)	(38,534,837)	(7,870,667)	(4,769,897)
Capital share transactions, net (see Appendix D)	317,335,939	243,392,628	23,518,842	(2,477,596)
Total increase in net assets	352,333,084	283,706,165	46,328,428	26,600,586
Net assets
Beginning of year	705,800,290	422,094,125	195,207,482	168,606,896
End of year (a)	$1,058,133,374	$705,800,290	$241,535,910	$195,207,482
(a) Including distributions in excess of net investment income	$(13,885,218)	$(8,689,807)	$(4,642,307)	$(2,397,496)

See accompanying Notes to Financial Statements.

	TIFF US Equity Fund		TIFF Government Bond Fund
	Year Ended 12/31/2005	Year Ended 12/31/2004	Year Ended 12/31/2005	Year Ended 12/31/2004
Increase in net assets from operations
Net investment income	$1,036,638	$1,087,725	$1,825,380	$1,108,800
Net realized gain (loss) on investments, financial futures contracts, forward currency contracts, and foreign currency-related transactions	17,740,023	24,919,570	(756,977)	(85,344)
Net change in unrealized appreciation (depreciation) on investments, financial futures contracts, forward currency contracts, and translation of other assets and liabilities denominated in foreign currencies	(4,610,027)	642,527	(7,795)	155,737
Net increase in net assets resulting from operations	14,166,634	26,649,822	1,060,608	1,179,193
Distributions
From net investment income	(2,461,739)	(1,754,170)	(1,834,453)	(1,127,776)
From net realized gains	(15,989,984)	—	—	—
Decrease in net assets resulting from distributions	(18,451,723)	(1,754,170)	(1,834,453)	(1,127,776)
Capital share transactions, net (see Appendix D)	(26,145,906)	(27,624,176)	(5,051,373)	3,250,215
Total increase (decrease) in net assets	(30,430,995)	(2,728,524)	(5,825,218)	3,301,632
Net assets
Beginning of year	229,769,602	232,498,126	41,212,437	37,910,805
End of year (a)	$199,338,607	$229,769,602	$35,387,219	$41,212,437
(a) Including distributions in excess of net investment income	$(1,665,790)	$(240,695)	$(21,622)	$(20,807)

See accompanying Notes to Financial Statements.

	TIFF Short-Term Fund
	Year	Year
	Ended	Ended
	12/31/2005	12/31/2004
Increase in net assets from operations
Net investment income	$3,407,447	$1,321,773
Net realized loss on investments and financial futures contracts	(253,146)	(216,260)
Net change in unrealized appreciation (depreciation) on investments and financial futures contracts	73,126	(39,491)
Net increase in net assets resulting from operations	3,227,427	1,066,022
Distributions
From net investment income	(3,402,072)	(1,396,540)
Capital share transactions, net (see Appendix D)	26,044,752	(37,257,268)
Total increase (decrease) in net assets	25,870,107	(37,587,786)
Net assets
Beginning of year	91,072,583	128,660,369
End of year (a)	$116,942,690	$91,072,583
(a) Including distributions in excess of net investment income	$(8,757)	$(14,132)

See accompanying Notes to Financial Statements.

STATEMENT OF CASH FLOWS	For the Year Ended December 31, 2005

TIFF Government Bond Fund
Cash flows from operating activities
Net increase in net assets resulting from operations	$1,060,608
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Investments purchased	(172,884,533)
Investments sold	178,073,242
Sale of short term investments, net	20,627,658
Accretion of discount and premium, net	(5,925)
Decrease in interest receivable	23,492
Increase in prepaid expenses	(66)
Decrease in accrued expenses and other liabilities	(13,857)
Decrease in interest expense	(3,290)
Net change in unrealized depreciation on investments	7,795
Net realized loss from investments	756,977
Net cash provided by operating activities	27,642,101
Cash flows provided by financing activities
Proceeds from shares sold	14,525,584
Shares redeemed	(21,173,383)
Cash distributions paid	(237,212)
Decrease in payable for reverse repurchase agreements	(20,756,590)
Net cash used for financing activities	(27,641,601)
Net increase in cash	500
Cash at beginning of period	0
Cash at end of period	$500

Note: Non cash financing activities not included herein consist of reinvestment of distributions of $1,596,425.

This Statement of Cash Flows has been included as required by Financial Accounting Standard (FAS) 95. The TIFF Multi-Asset, International Equity, US Equity, and Short-Term Funds are not required to present a Statement of Cash Flows pursuant to an exemption provided by FAS 102.

TIFF MULTI-ASSET EQUITY FUND — FINANCIAL HIGHLIGHTS

	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03		Year Ended 12/31/02	Year Ended 12/31/01
For a share outstanding throughout each year
Net asset value, beginning of year	$14.24	$13.19	$10.61		$11.59	$12.18
Income from investment operations
Net investment income	0.26 †	0.20 †	0.21		0.20	0.17
Net realized and unrealized gain (loss) on investments*	1.38	1.67	2.57		(0.96)	(0.59)
Total from investment operations	1.64	1.87	2.78		(0.76)	(0.42)
Less distributions from
Net investment income	(0.45)	(0.28)	(0.22)		(0.24)	(0.17)
Net realized gains	(0.53)	(0.57)	—		—	(0.01)
Total distributions	(0.98)	(0.85)	(0.22)		(0.24)	(0.18)
Entry/exit fee per share (Note 6)	0.02	0.03	0.02		0.02	0.01
Net asset value, end of year	$14.92	$14.24	$13.19		$10.61	$11.59
Total return (a)	11.73%	14.57%	26.65%		(6.33% )	(3.34% )
Ratios/supplemental data
Net assets, end of year (000s)	$1,058,133	$705,800	$422,094	(b)	$250,536	$208,441
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	(b)	0.76%	0.97%
Ratio of expenses to average net assets, inclusive of interest expense and dividend expense	0.86%	0.77%	0.75%	(b)	—	—
Ratio of net investment income to average net assets	1.75%	1.45%	1.57%	(b)	1.44%	1.42%
Portfolio turnover	72.70%	103.35%	116.53%		128.81%	139.64%

(a)              Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(b)             As a result of a revision to money manager fees accrued, certain amounts for the year ended December 31, 2003 have been changed from what was previously reported. The impact of this revision was a decrease to the ratio of net investment income to average net assets of 0.02% and a corresponding increase to the ratio of expenses to average net assets of 0.02%.

*                     Includes foreign currency-related transactions.

†                     Calculation based on average shares outstanding.

See accompanying Notes to Financial Statements.

TIFF INTERNATIONAL EQUITY FUND — FINANCIAL HIGHLIGHTS

	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02	Year Ended 12/31/01
For a share outstanding throughout each year
Net asset value, beginning of year	$13.30	$11.16	$8.02	$9.09	$11.25
Income from investment operations
Net investment income	0.27	0.15	0.16	0.06	0.07
Net realized and unrealized gain (loss) on investments*	1.67	2.31	3.13	(1.08)	(2.05)
Total from investment operations	1.94	2.46	3.29	(1.02)	(1.98)
Less distributions from
Net investment income	(0.50)	(0.34)	(0.15)	(0.05)	(0.03)
Net realized gains	—	—	—	—	(0.12)
Return of capital	—	—	—	—	(0.04)
Total distributions	(0.50)	(0.34)	(0.15)	(0.05)	(0.19)
Entry/exit fee per share (Note 6)	0.02	0.02	— #	— #	0.01
Net asset value, end of year	$14.76	$13.30	$11.16	$8.02	$9.09
Total return (a)	14.94%	22.51%	41.33%	(11.24% )	(17.49% )
Ratios/supplemental data
Net assets, end of year (000s)	$241,536	$195,207	$168,607	$123,219	$142,396
Ratio of expenses to average net assets	0.90%	1.19%	1.17%	1.38%	1.40%
Ratio of expenses to average net assets before expense waivers	0.92%	1.21%	1.17%	1.38%	1.40%
Ratio of net investment income to average net assets**	1.83%	1.18%	1.41%	0.67%	0.68%
Portfolio turnover	13.93%	55.17%	48.98%	48.07%	54.96%

(a)              Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

*                     Includes foreign currency-related transactions.

**               See Note 3 to the Financial Statements

#                   Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

TIFF US EQUITY FUND — FINANCIAL HIGHLIGHTS

	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02		Year Ended 12/31/01
For a share outstanding throughout each year
Net asset value, beginning of year	$14.49	$12.95	$9.59	$12.08		$12.96
Income from investment operations
Net investment income	0.07 (b)	0.07	0.02	—	#	0.01
Net realized and unrealized gain (loss) on investments	0.88	1.57	3.36	(2.49)		(0.85)
Total from investment operations	0.95	1.64	3.38	(2.49)		(0.84)
Less distributions from
Net investment income	(0.17)	(0.11)	(0.02)	—		(0.03)
Net realized gains	(1.21)	—	—	—		—
Return of capital	—	—	—	—		(0.01)
Total distributions	(1.38)	(0.11)	(0.02)	—		(0.04)
Entry/exit fee per share (Note 6)	0.01	0.01	— #	—	#	— #
Net asset value, end of year	$14.07	$14.49	$12.95	$9.59		$12.08
Total return (a)	6.71%	12.75%	35.24%	(20.61%	)	(6.51% )
Ratios/supplemental data
Net assets, end of year (000s)	$199,339	$229,770	$232,498	$174,477		$217,578
Ratio of expenses to average net assets	0.72%	0.73%	0.85%	1.22%		1.28%
Ratio of expenses to average net assets before expense waivers	0.73%	0.74%	0.85%	1.22%		1.28%
Ratio of net investment income to average net assets**	0.48% (b)	0.48%	0.19%	—	#	0.07%
Portfolio turnover	32.85%	57.49%	60.32%	60.45%		103.40%

(a)              Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund; however, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(b)             Investment income per share reflects special dividends which amounted to $0.04 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.21%.

#                   Rounds to less than $0.01

**               See Note 3 to the Financial Statements

See accompanying Notes to Financial Statements.

TIFF GOVERNMENT BOND FUND — FINANCIAL HIGHLIGHTS

	Year Ended 12/31/05	Year Ended 12/31/04	Period from 3/31/03* to 12/31/03
For a share outstanding throughout each period
Net asset value, beginning of period	$9.76	$9.72	$10.00
Income from investment operations
Net investment income	0.46	0.39	0.29
Net realized and unrealized gain (loss) on investments	(0.23)	0.04	(0.27)
Total from investment operations	0.23	0.43	0.02
Less distributions from
Net investment income	(0.46)	(0.39)	(0.30)
Net asset value, end of period	$9.53	$9.76	$9.72
Total return (a)	2.38%	4.48%	0.20%	(c)
Ratios/supplemental data
Net assets, end of period (000s)	$35,387	$41,212	$37,911
Ratio of expenses to average net assets, exclusive of interest expense, net of waiver	0.46%	0.69%	0.46%	(b)
Ratio of expenses to average net assets, inclusive of interest expense	2.57%	1.55%	0.99%	(b)
Ratio of expenses to average net assets before expense waivers, inclusive of interest expense	2.62%	1.60%	1.05%	(b)
Ratio of net investment income to average net assets**	4.63%	3.93%	3.93%	(b)
Portfolio turnover	444.72%	419.77%	322.22%	(c)

(a)              Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.

(b)             Annualized.

(c)              Not annualized.

*                     Commencement of Operations.

**               See Note 3 to the Financial Statements

See accompanying Notes to Financial Statements.

TIFF SHORT-TERM FUND — FINANCIAL HIGHLIGHTS

	Year Ended 12/31/05	Year Ended 12/31/04	Year Ended 12/31/03	Year Ended 12/31/02	Year Ended 12/31/01
For a share outstanding throughout each year
Net asset value, beginning of year	$9.79	$9.83	$9.97	$10.02	$10.00
Income from investment operations
Net investment income	0.31	0.12	0.16	0.24	0.47
Net realized and unrealized gain (loss) on investments	(0.03)	(0.03)	(0.07)	(0.03)	0.04
Total from investment operations	0.28	0.09	0.09	0.21	0.51
Less distributions from
Net investment income	(0.31)	(0.13)	(0.23)	(0.24)	(0.47)
Net realized gains	—	—	—	—	(0.02)
Return of capital	—	—	—	(0.02)	(0.00)#
Total distributions	(0.31)	(0.13)	(0.23)	(0.26)	(0.49)
Net asset value, end of year	$9.76	$9.79	$9.83	$9.97	$10.02
Total return (a)	2.93%	0.92%	0.88%	2.11%	5.29%
Ratios/supplemental data
Net assets, end of year (000s)	$116,943	$91,073	$128,660	$171,209	$93,882
Ratio of expenses to average net assets	0.21%	0.31%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets before expense waivers	0.21%	0.36%	0.39%	0.38%	0.40%
Ratio of net investment income to average net assets	3.12%	1.19%	1.76%	2.30%	4.75%
Portfolio turnover	0.00% (b)	0.00% (b)	288.22%	87.15%	145.69%

(a)              Total return assumes dividend reinvestment and would have been lower had certain expenses not been waived.

(b)             Due to change in investment policies the fund no longer purchases or sells securities with greater than one year to maturity; therefore under SEC rules for the calculation of portfolio turnover, the transactions entered into by the fund do not count as portfolio turnover.

#                   Rounds to less than $0.01.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS	December 31, 2005

1.   Organization

TIFF Investment Program, Inc. (“TIP”) was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has five active funds: TIFF Multi-Asset Fund (“Multi-Asset”), TIFF International Equity Fund (“International Equity”), TIFF US Equity Fund (“US Equity”), TIFF Government Bond Fund (“Government Bond”), and TIFF Short-Term Fund (“Short-Term”), collectively referred to as the “funds.”

Investment Objectives

Fund	Investment Objectives
Multi-Asset	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.
International Equity	Attain appreciation of principal that at least offsets inflation.
US Equity	Attain a growing stream of current income and appreciation of principal that at least offsets inflation.
Government Bond	Attain as high a rate of current income as is consistent with maintaining liquidity and to provide a hedge against deflation-induced declines in common stock prices and dividend streams.
Short-Term	Attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   Summary of Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of asset and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity at the date of purchase was greater than 60 days. Exchange-traded and over-the-counter options and futures contracts are valued at the closing settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value net of any applicable sales loads.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset value of the funds is determined may be reflected in the funds’ calculation of the net asset value if the funds’ valuation committee believes that the particular event would materially affect net asset value. The funds also employ a fair value model to adjust prices of foreign securities.

Certain funds invest in private investment funds formed for the purpose of earning returns from alternative investment strategies. Private investment interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the fund values its interests in private investment funds at “fair value.” In accordance with these procedures, fair value of private investment interests ordinarily is based on the “estimated” value of the private investment fund, as provided to the fund by the management of the private investment fund. Fair value is intended to represent a good faith approximation of the amount that the fund could reasonably expect to receive from the private investment fund if the fund’s interest in the private investment were sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable. In the unlikely event that the private investment fund does not provide a value to the fund on a timely basis, the fund would determine the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio. The fair values of the private investment fund are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. At December 31, 2005, the aggregate amount of securities fair valued, including the private investment funds referenced above, were as follows:

Fund	Amount	% of Net Assets
Multi-Asset	$190,990,514	18.05%
International Equity	13,098,395	5.42%
US Equity	49,034,245	24.60%

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The funds recognize paydown gains and losses for such securities and reflect them in investment income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the funds, using reasonable diligence, become aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for federal income or excise tax since each fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute all of its taxable income. The funds may be subject to foreign taxes on income, gains on investments, or currency repatriation. The funds accrue such taxes, as applicable, as a reduction from the related income and realized and unrealized gain as and when such income is earned and gains are recognized.

Expenses

Expenses directly attributable to a fund are charged to that fund’s operations; expenses that are applicable to all funds are allocated among them based on their relative average daily net assets.

Dividends to Members

It is the policy of all funds to declare dividends according to the following schedule:

Fund	Dividends from Net Investment Income	Capital Gains Distributions
Multi-Asset	Quarterly	Annually
International Equity	Semi-annually	Annually
US Equity	Quarterly	Annually
Government Bond	Monthly	Annually
Short-Term	Monthly	Annually

The Multi-Asset Fund has adopted a managed distribution policy that aims, on a best efforts basis, to distribute approximately 5% of its net assets in the form of dividends and distributions each year. Pursuant to this policy, the fund may make distributions that are ultimately characterized as return of capital.

Dividends from net short-term capital gains and net long-term capital gains of each fund, if any, are normally declared and paid in December, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

During the year ended December 31, 2005, the funds reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to realized foreign currency gains (losses), investments in passive foreign investment companies, futures contracts, swap contracts and investments in investment partnerships. At December 31, 2005, the components of distributable earnings on a tax basis detailed below differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post October losses, partnership income, passive foreign investment companies, foRward contracts, swap contracts, dividends payable, and financial futures transactions.

	Undistributed Ordinary Income	Undistributed Long-Term Gain/(Loss)/ (Capital Loss Carryover)		Unrealized Appreciation(d)
Multi-Asset	$5,229,390	$8,388,134		$114,970,808
International Equity	2,718,306	(3,392,237	)(a)	57,889,502
US Equity	3,198,120	96,693		32,665,582
Government Bond	—	(248,844	)(b)	281,913
Short-Term	—	(3,187,186	)(c)	48,543

(a)              Represents capital loss carryovers of $1,000,399 and $2,391,838 which will expire December 31, 2010, and December 31, 2011, respectively. During the year ended December 31, 2005, the International Equity Fund utilized $9,511,261 of capital loss carryover.

(b)             Represents capital loss carryovers of $248,844 which will expire December 31, 2011. During the year ended December 31, 2005, the Government Bond fund utilized $151,547 of capital loss carryover.

(c)              Represents capital loss carryovers of $1,516,883, $1,358,170, and $312,133 which will expire December 31, 2011, December 31, 2012, and December 31, 2013, respectively.

(d)             Includes unrealized appreciation on investments, short sales, derivatives, and foreign currency-denominated assets and liabilites, if any.

Foreign exchange losses and realized capital losses incurred after October 31, 2005, but before December 31, 2005, are deemed to arise on the first business day of the following year. Accordingly, the Government Bond and Short-Term Funds incurred and elected to defer net realized capital losses of approximately $1,448,361 and $73,697, respectively.

The amount and character of tax distributions paid during the years ended December 31, 2005 and December 31, 2004 are detailed below. Certain differences exist from the amounts reflected in the Statement of Changes in Net Assets primarily due to the character of short-term capital gains treated as ordinary income for tax purposes.

	2005			2004
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Multi-Asset	$45,568,515	$18,551,717	$—	$21,463,068	$17,071,769	$—
International Equity	7,870,667	—	—	4,769,897	—	—
US Equity	2,461,739	15,989,984	—	1,754,170	—	—
Government Bond	1,834,453	—	—	1,119,741	—	8,035
Short-Term	3,402,072	—	—	1,396,540	—	—

Foreign Currency Translation

The books and records of the funds are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

         (i)  the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

      (ii)  purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net unrealized foreign currency gain or loss is included in the Statement of Operations.

The funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the funds do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to US federal income tax regulations; such amount is categorized as foreign currency gain or loss for income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund’s portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Appendix B of the Notes to Financial Statements details each fund’s outstanding forward currency contracts at December 31, 2005.

Financial Futures Contracts

The funds may enter into financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss in the Statement of Operations. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds’ exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, an illiquid secondary market for the contracts, or counterparties not performing under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Appendix C of the Notes to Financial Statements details each fund’s open futures contracts at December 31, 2005.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In “short selling,” a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

When a fund purchases an option, an amount equal to the premium paid by the fund is included in the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the fund realizes a loss in the amount of the premium originally paid. If the fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the fund is reduced by the premium received. The fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund’s exposure to the underlying instrument and may serve as hedges for other fund investments.

See Schedule of Investments and Appendix G of the Notes to Financial Statements for details of each fund’s open written options contracts at December 31, 2005.

Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Dollar Roll Transactions

The funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security to be repurchased by the fund may decline below the repurchase price of the security.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by the fund, and/or the termination value at the end of the contract. Therefore, the fund considers the creditworthiness of each counterparty to a swap contract evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

During the year ended December 31, 2005, the Multi-Asset Fund entered into total return swap contracts pursuant to which the fund agrees to exchange the return on a security for an offsetting interest rate obligation.

The fund records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by changes in the relationship between the stated rate of interest and the return on the index. The valuation of the swap is provided by the counterparty.

Appendix H of the Notes to Financial Statements details each fund’s open swap contracts at December 31, 2005.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the fund.

3.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates

TIP’s board of directors has approved investment advisory agreements with TIFF Advisory Services (“TAS”). Each fund pays TAS a maximum monthly fee calculated by applying the following annual rates to such fund’s average daily net assets for the month:

Assets	Multi- Asset	International Equity	US Equity	Government Bond	Short- Term
On the first $500 million	0.20%	0.15%	0.15%	0.05%	0.03%
On the next $500 million	0.18%	0.13%	0.13%	0.05%	0.03%
On the next $500 million	0.15%	0.11%	0.11%	0.04%	0.02%
On the next $500 million	0.13%	0.09%	0.09%	0.04%	0.02%
On the next $500 million	0.11%	0.07%	0.07%	0.03%	0.01%
On the remainder (> $2.5 billion)	0.09%	0.05%	0.05%	0.03%	0.01%

TIP’s board of directors has approved money manager agreements with each of the money managers. Money managers will receive annual management fees equal to a stated percentage of the value of fund assets under management that is adjusted upward or downward, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain money managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies money managers who provide services to the funds and the minimum, maximum, and effective fee rates applicable during the year ended December 31, 2005. Unless otherwise indicated, the management fee received by a money manager varies based on the money manager’s investment performance.

At December 31, 2004, International Equity Fund acquired a short position in excess of the fund’s fundamental investment limitations. The fund covered the short position on January 3, 2005. The securities in excess of the limitation had a realized loss of $10,300. This amount was reimbursed to the fund by the investment advisor on February 14, 2005 and recorded as realized gain (loss) on the statement of operation.

During the year ended December 31, 2005, the investment advisor voluntarily waived fees of $36,532, $8,919 and $19,733 in the International Equity Fund, US Equity Fund and Government Bond Fund. There are no recapture agreements in place for fees that have been waived.

With respect to funds’ investments in other registered investment companies, private investment funds, investment partnerships, and other commingled investment vehicles, the funds bear their ratable share of each such entity’s expenses and would also be subject to their share of the management and performance fees, if any, charged by such entity. The funds’ share of management and performance fees charged by such entities is in addition to fees paid by the respective fund to TAS and money managers.

Pursuant to an Operations Monitoring Agent Agreement, effective August 15, 2003, Vastardis Fund Services LLC, formerly, EOS Fund Services LLC, an employee of which serves as an officer of TIP, earns a fee for providing operations monitoring services to TIP as well as to other investment vehicles offered by TIP’s investment advisor according to the following schedule: 0.02% of the first $3.5 billion of the aggregated average daily net assets of TIP and the other vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion, and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement, effective August 15, 2003, Investors Bank & Trust Company (“IBT”) earns a fee for providing fund administration services to TIP according to the following schedule: 0.05% of the first $300 million of the average daily net assets of TIP, 0.03% thereafter up to $3 billion, and 0.025% on assets over $3 billion. IBT also serves as TIP’s custodian and accounting and transfer agent. Fees paid for services rendered by IBT are based upon assets of TIP and on transactions entered into by TIP during the period. Fees for such services paid to IBT by TIP are reflected as administration fees, custodian and accounting fees, and member recordkeeping fees in the Statement of Operations.

Pursuant to TIP’s exemptive order obtained from the Securities and Exchange Commission, shareholder approval of money manager agreements and material changes to such agreements is not required.

At April 15, 2005 at the direction of the Board of Directors, the investment advisor voluntarily paid the US Equity Fund, the International Equity Fund, and the Government Bond Fund, $38,468, $20,127, and $26,341, respectively. These amounts relate to the calculation of performance fees charged in prior periods and have been included in Miscellaneous Income. As well, these amounts affect the ratio of net investment income to average net assets for the US Equity Fund, the International Equity Fund, and the Government Bond Fund, by 0.02%, 0.01%, and 0.07%, respectively.

TIP has contracted with Vastardis Compliance Services LLC (“VCS”) to provide services with respect to the monitoring of TIP’s compliance program pursuant to Rule 38a-1 of the 1940 Act. VCS has designated William E. Vastardis as TIP’s chief compliance officer. For these services, TIP pays VCS a monthly fee, plus any out-of-pocket expenses. Each fund pays a pro rata portion of the fees based on its share of TIP’s average monthly net assets. TIP’s board of directors last approved these arrangements at a meeting on November 17, 2005.

4.   Investment Transactions

Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the year ended December 31, 2005, were as follows:

Non-US Government Securities

Fund	Purchases	Sales
Multi-Asset	$303,657,122	$220,596,507
International Equity	36,726,855	26,152,663
US Equity	60,866,610	96,939,377

US Government Securities

Fund	Purchases	Sales
Multi-Asset	$356,001,002	$331,866,846
Government Bond	172,884,533	178,073,242

For federal income tax purposes, the cost of securities owned at December 31, 2005, the aggregate gross unrealized appreciation (depreciation) and the net unrealized appreciation (depreciation) on securities owned and securities sold short at December 31, 2005, for each fund are as follows:

Fund	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation	Cost
Multi-Asset	$169,992,369	$(12,843,321)	$113,386,962	$956,033,794
International Equity	67,146,954	(2,833,882)	57,055,737	185,290,858
US Equity	43,600,177	(5,122,972)	32,665,626	168,406,761
Government Bond	282,554	—	281,913	54,770,526
Short-Term	49,554	(1,011)	48,543	115,968,611

5.   Repurchase and Reverse Repurchase Agreements

Each fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities and asset-backed securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Appendix F of the Notes to Financial Statements details each fund’s open reverse repurchase agreements at December 31, 2005.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by the fund’s board of directors on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to their obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker’s custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   Capital Share Transactions

As of December 31, 2005, each fund had 500,000,000 shares of $0.001 par value capital stock authorized. The funds may charge entry or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the Multi-Asset Fund assesses entry and exit fees of 0.50% of capital invested or redeemed; the International Equity Fund assesses entry and exit fees of 0.75%; and the US Equity Fund assesses entry and exit fees of 0.25%. These fees, which are paid to the funds directly, not to TAS or other vendors supplying services to the funds, are designed to allocate transaction costs associated with purchases and redemptions of a fund’s shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at TAS’s discretion when the purchase or redemption will not result in significant transaction costs for the affected fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D of the Notes to Financial Statements.

7.   Delayed Delivery Transactions

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into “TBA” (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio, the fund may dispose of a commitment prior to settlement if the fund’s money managers deem it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments above. The contract is marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

8.   Concentration of Risks

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and interest rate and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate changes. Although these funds generally maintain diversified portfolios, the ability of the issuers of the respective funds’ portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the funds’ investment in emerging markets debt securities is limited, the yields of these obligations reflect perceived credit risk.

9.   Fundamental Members

The schedule below shows the number of members each owning 10% or more of a fund and the total percentage of the fund held by such members as of December 31, 2005.

Fund	Number		% of Fund Held
International Equity	1	(a)	39
US Equity	2		29
Government Bond	2		74
Short-Term	2	(a)	38

From time to time, a fund may have members that hold significant portions of the respective fund’s outstanding shares. Investment activities of such members could have a material impact on those funds.

(a)              A Director of the fund serves as an officer of one of these members.

10.   Restricted Securities

Restricted securities that were held by the funds at December 31, 2005, were valued in accordance with the Valuation of Investments section as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

Appendix E of the Notes to Financial Statements details each fund’s restricted securities at December 31, 2005.

Appendix A

Money Manager Fee as Percent of Assets Managed
for the Year Ended December 31, 2005

	Minimum	Maximum	Effective Fee Rate
TIFF Multi-Asset Fund
Aronson+Johnson+Ortiz, LP (a)	0.10	0.80	0.70
Marathon Asset Management, LLP (a)	0.15	1.60	0.47
Mondrian Investment Partners Limited	0.30	0.50	0.41
K.G. Redding & Associates, LLC (a) (d)	0.50	2.50	2.37
Smith Breeden Associates, Inc. (a)	0.10	0.85	0.19
Wellington Management Company, LP	0.35	0.45	0.43
TIFF International Equity Fund
Marathon Asset Management, LLP (a) (e)	0.15	1.60	0.51
Mondrian Investment Partners Limited	0.33	0.55	0.49
TIFF US Equity Fund
Aronson+Johnson+Ortiz, LP (a) (e)	0.10	0.80	0.65
Martingale Asset Management, LLP (b) (c)	0.05	0.10	0.09
Shapiro Capital Management Company, Inc. (a) (e)	0.50	0.95	0.82
Westport Asset Management, Inc. (a) (e)	0.15	2.00	0.20
TIFF Government Bond Fund
Smith Breeden Associates, Inc. (a) (e)	0.10	0.85	0.10

(a)              Money manager receives a fee that includes a performance component. The effective fee may fall outside of the minimum/maximum range because performance fees are based on assets and performance from a period prior to when they are accrued, if applicable.

(b)             Money manager receives a fee based on assets of the entire fund.

(c)              The money manager was defunded during the period. The effective fee rate is based on the period prior to defunding and is annualized.

(d)             Fees paid in 2005 include the final three months of the money manager’s transitional performance fee accrual, which takes into account the money manager’s outperformance against its benchmark over a twelve month period.

(e)              A portion of the manager’s fee was paid by TAS.

Appendix B

Open Forward Currency Contracts as of December 31, 2005

Contract Amount	Description	US Dollar Receivable	Foreign Currency Payable	Unrealized Appreciation
	Multi-Asset Fund
	Sell Contracts
3,958,500	British Pound settling on 1/31/06	$7,074,671	$(6,794,978)	$279,693
	International Equity Fund
	Sell Contracts
2,066,000	British Pound settling on 1/31/06	$3,692,376	$(3,546,400)	$145,976

Appendix C

Open Financial Futures Contracts as of December 31, 2005

Number of Contracts	Type	Cost/ (Proceeds)	Value at December 31, 2005	Unrealized Appreciation/ (Depreciation)
	Multi-Asset Fund
	Long Financial Futures Contracts
129	January 2006 CAC40	$7,081,383	$7,179,762	$98,379
207	March 2006 Topix Index	28,186,478	28,823,562	637,084
20	March 2006 10-Year US Swap	2,140,065	2,163,125	23,060
37	March 2006 Canadian Dollar	3,207,900	3,189,400	(18,500)
278	March 2006 Euro FX	41,894,600	41,283,000	(611,600)
71	March 2006 Swiss Franc	6,928,712	6,794,700	(134,012)
89	March 2006 British Pound	9,844,513	9,560,269	(284,244)
367	March 2006 Japanese Yen	39,966,300	39,227,712	(738,588)
113	March 2006 FTSE 100 Index	10,687,833	10,894,633	206,800
181	March 2006 Swiss Market Index	10,382,488	10,368,755	(13,733)
452	March 2006 MSCI Pan Euro	11,142,731	11,219,747	77,016
377	March 2006 S&P 500 Index	120,499,525	118,264,900	(2,234,625)
84	March 2006 S&P TSE 60 Index	9,059,761	9,162,590	102,829
106	March 2006 CAC40	5,867,141	5,921,530	54,389
21	March 2006 S&P MIB Index	4,336,705	4,436,406	99,701
93	March 2006 DAX Index	14,624,621	14,913,463	288,842
14	March 2006 10-Year US Treasury Note	1,527,029	1,531,687	4,658
				(2,442,544)
	Short Financial Futures Contracts
3	March 2006 90-Day Eurodollar	(719,815)	(714,188)	5,627
1	March 2006 US Long Bond	(112,348)	(114,187)	(1,839)
10	March 2006 2-Year US Treasury Note	(2,052,077)	(2,051,875)	202
60	March 2006 5-Year US Treasury Note	(6,375,763)	(6,380,625)	(4,862)
3	June 2006 90-Day Eurodollar	(718,415)	(713,663)	4,752
3	September 2006 90-Day Eurodollar	(717,165)	(713,700)	3,465
3	December 2006 90-Day Eurodollar	(715,965)	(714,038)	1,927
3	March 2007 90-Day Eurodollar	(714,952)	(714,375)	577
3	June 2007 90-Day Eurodollar	(713,952)	(714,487)	(535)
3	September 2007 90-Day Eurodollar	(713,040)	(714,488)	(1,448)
1	December 2007 90-Day Eurodollar	(239,509)	(238,137)	1,372
1	March 2008 90-Day Eurodollar	(239,422)	(238,138)	1,284
1	June 2008 90-Day Eurodollar	(239,309)	(238,087)	1,222
1	September 2008 90-Day Eurodollar	(239,184)	(238,025)	1,159
1	December 2008 90-Day Eurodollar	(239,034)	(237,925)	1,109
1	March 2009 90-Day Eurodollar	(238,947)	(237,875)	1,072
1	June 2009 90-Day Eurodollar	(238,822)	(237,813)	1,009
18	September 2009 90-Day Eurodollar	(4,287,191)	(4,279,725)	7,466
18	December 2009 90-Day Eurodollar	(4,285,341)	(4,278,150)	7,191
17	March 2010 90-Day Eurodollar	(4,046,157)	(4,039,837)	6,320
17	June 2010 90-Day Eurodollar	(4,045,307)	(4,038,987)	6,320
				43,390
				$(2,399,154)
	International Equity Fund
	Long Financial Futures Contracts
77	January 2006 CAC40	4,233,894	4,285,594	$51,700
75	March 2006 Topix Index	10,243,159	10,443,320	200,161
78	March 2006 Canadian Dollar	6,762,600	6,723,600	(39,000)
136	March 2006 Euro FX	20,495,200	20,196,000	(299,200)
56	March 2006 Swiss Franc	5,464,900	5,359,200	(105,700)
46	March 2006 British Pound	5,088,176	4,941,263	(146,913)

Appendix C (continued)

121	March 2006 Japanese Yen	$13,176,901	$12,933,388	$(243,513)
32	March 2006 FTSE 100 Index	3,029,171	3,085,206	56,035
160	March 2006 Swiss Market Index	9,177,890	9,165,750	(12,140)
182	March 2006 MSCI Pan Euro	4,483,142	4,517,686	34,544
103	March 2006 S&P TSE 60 Index	11,108,993	11,235,081	126,088
53	March 2006 CAC40	2,933,570	2,960,765	27,195
5	March 2006 S&P MIB Index	949,538	1,056,287	106,749
38	March 2006 DAX Index	5,920,972	6,093,673	172,701
				$(71,293)
	US Equity Fund
	Long Financial Futures Contracts
275	March 2006 S&P 500 Index	87,918,688	86,267,500	$(1,651,188)
	Short Financial Futures Contracts
46	March 2006 Midcap 400 Index	(17,399,500)	(17,093,600)	305,900
87	March 2006 Russell 2000 Index	(29,981,500)	(29,506,050)	475,450
				781,350
				$(869,838)

Appendix D

Capital Share Transactions

	Year Ended December 31, 2005		Year Ended December 31, 2004
	Shares	Amount	Shares	Amount
Multi-Asset Fund
Shares Sold	19,346,391	$284,847,509	16,428,996	$226,013,207
Shares Reinvested	3,211,631	48,169,993	2,278,317	31,982,668
Entry Fee	—	1,429,118	—	1,132,705
Exit Fee	—	85,982	—	78,571
Subtotal	22,558,022	334,532,602	18,707,313	259,207,151
Shares Redeemed	(1,180,802)	(17,196,663)	(1,155,371)	(15,814,523)
Net Increase	21,377,220	$317,335,939	17,551,942	$243,392,628
International Equity Fund
Shares Sold	1,947,123	$26,704,265	1,765,931	$21,148,740
Shares Reinvested	462,254	6,537,824	311,505	3,771,130
Entry Fee	—	201,795	—	159,814
Exit Fee	—	75,000	—	208,242
Subtotal	2,409,377	33,518,884	2,077,436	25,287,926
Shares Redeemed	(719,116)	(10,000,042)	(2,499,751)	(27,765,522)
Net Increase (Decrease)	1,690,261	$23,518,842	(422,315)	$(2,477,596)
US Equity Fund
Shares Sold	774,939	$11,084,328	1,979,073	$26,465,253
Shares Reinvested	1,178,631	16,683,513	69,249	971,286
Entry Fee	—	27,780	—	66,329
Exit Fee	—	135,191	—	138,162
Subtotal	1,953,570	27,930,811	2,048,322	27,641,030
Shares Redeemed	(3,636,829)	(54,076,718)	(4,152,411)	(55,265,206)
Net Decrease	(1,683,259)	$(26,145,906)	(2,104,089)	$(27,624,176)
Government Bond Fund
Shares Sold	1,499,342	$14,525,584	1,567,824	$15,337,361
Shares Reinvested	164,896	1,596,426	88,359	859,828
Subtotal	1,664,238	16,122,010	1,656,183	16,197,189
Shares Redeemed	(2,175,561)	(21,173,383)	(1,334,820)	(12,946,974)
Net Increase (Decrease)	(511,323)	$(5,051,373)	321,363	$3,250,215
Short-Term Fund
Shares Sold	19,960,879	$195,375,342	15,530,979	$152,583,665
Shares Reinvested	313,972	3,069,017	122,207	1,199,051
Subtotal	20,274,851	198,444,359	15,653,186	153,782,716
Shares Redeemed	(17,599,255)	(172,399,607)	(19,445,181)	(191,039,984)
Net Increase (Decrease)	2,675,596	$26,044,752	(3,791,995)	$(37,257,268)

Appendix E

Restricted Securities as of December 31, 2005

The following restricted securities were held by the funds as of December 31, 2005, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. Each fund will bear any costs incurred in connection with the disposition of such securities.

	Investment	Date of Acquisition	Cost
Multi-Asset Fund	Canyon Value Realization Fund, LP	06/01/96-06/30/03	$13,797,935
	Farallon Capital Institutional Partners, LP	04/01/95-11/01/05	17,746,138
	Freeman Fair Value Fund I, LP	09/30/04-07/01/05	50,000,000
	Huntingdon Real Estate Investment Trust REIT	09/14/05	1,327,590
	Lone Picea, LP, Class D	01/02/03-01/02/04	2,279,000
	Lone Picea, LP, Class B	01/03/05	1,617,000
	Lone Redwood, LP	12/31/97	3,154,356
	Maverick Fund USA Ltd.	12/31/02-09/01/04	20,000,000
	OZ Domestic Partners, LP	12/31/01-09/30/03	9,000,000
	Regiment Capital Ltd.	06/30/03	6,000,000
	Tosca	12/30/03-7/31/04	11,000,000
International Equity Fund	Lansdowne UK Equity Fund Limited	05/31/03	4,000,000
	Tosca	07/01/04	4,700,000
US Equity Fund	Adage Capital Partners, LP	12/31/01-06/30/03	23,212,671
	Freeman Fair Value Fund I, LP	09/30/04-12/31/04	18,000,000
	Gotham Partners, LP	12/31/96-06/26/97	660,814

At December 31, 2005, the aggregate market value of restricted securities was: Multi-Asset Fund: $190,336,855 (18.0% of net assets); International Equity Fund: $13,098,394 (5.4% of net assets); US Equity Fund: $49,034,245 (24.6% of net assets). All of the above listed securities are illiquid, with the exception of Freeman Fair Value Fund I, LP, and Multi-Asset Fund’s holdings of Canyon Value Realization Fund, LP which the board of directors deemed to be liquid. The above list does not include other securities registered under Rule 144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

Appendix F

Reverse Repurchase Agreements as of December 31, 2005

Multi-Asset Fund

Description	Face Value	Market Value
Morgan Stanley Dean Witter, 3.50%, dated 12/22/05, to be repurchased on 01/03/06, at face value, plus accrued interest	$19,775,000	$19,794,226
Morgan Stanley Dean Witter, 4.00% , dated 12/27/05, to be repurchased on 01/03/06, at face value, plus accrued interest	8,844,375	8,849,289
Morgan Stanley Dean Witter, 3.45%, dated 12/28/05, to be repurchased on 01/03/06, at face value, plus accrued interest	5,977,500	5,979,791
Total reverse repurchase agreements		$34,623,306
Average balance outstanding		$34,642,680
Average interest rate		2.67%
Maximum face value outstanding		$40,616,011
Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

Government Bond Fund

Description	Face Value	Market Value
Morgan Stanley Dean Witter, Variable Rate, 3.50%, dated 12/22/05, to be repurchased on 01/03/06, at face value, plus accrued interest	$19,775,000	$19,794,226
Average balance outstanding		$37,494,594
Average interest rate		2.22%
Maximum face value outstanding		$47,215,885
Average balance outstanding was calculated based on daily balances outstanding during the period that the fund had entered into reverse repurchase agreements.

Appendix G

Written Option Contracts as of December 31, 2005

Multi-Asset Fund	Number of Contracts	Premiums
Outstanding at beginning of period	0	$0
Options Written	1,438	157,978
Options Canceled in Closing Transactions	(884)	(104,646)
Options Expired	(224)	(9,554)
Options Exercised	0	0
Outstanding at end of period	330	$43,778

Appendix H

Swap Agreements as of December 31, 2005

Multi-Asset Fund

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Receive	Pay	Index	Net Unrealized Appreciation
35,000,000	USD	12/28/2006	AIG	Return on Index	3-Month US Treasury	The Dow Jones — AIG	$988,860
					Bill Rate +0.45%	Commodity Index Total Return

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for the summary of industry classifications) and securities sold short, and the related statements of operations, of changes in net assets, and of cash flows, if applicable, and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF US Equity Fund, TIFF Government Bond Fund, and TIFF Short-Term Fund (constituting TIFF Investment Program, Inc., hereafter referred to as the “funds”), at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated, the cash flows for each of the periods indicated, if applicable, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts

February 24, 2006

ADDITIONAL INFORMATION (UNAUDITED)	December 31, 2005

Proxy Voting Policy and Voting Record

A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIP’s website at http:/www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available on the websites noted above.

Quarterly Reporting

TIP files its complete schedules of portfolio holdings with the US Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. TIP’s Form N-Q is available without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission at http://www.sec.gov. TIP’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition TIP’s portfolio holdings are available on a monthly basis on the TIFF Website at www.tiff.org.

FUND EXPENSES (UNAUDITED)	December 31, 2005

The funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses***. The expenses shown above do not include a fund’s shares of expenses in holdings of commingled investment vehicles. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended December 31, 2005, based on, (1) the fund’s actual return and actual expenses, and (2) a hypothetical annualized 5% return and the fund’s actual expenses:

Multi-Asset Fund

	Including Interest and Other Expense**			Excluding Interest and Other Expense**
	Beginning Amount	Ending Value	Expense Incurred*	Beginning Amount	Ending Value	Expense Incurred*
1) Actual	$1,000	$1,082.40	$4.37	$1,000	$1,082.40	$3.48
2) Hypothetical	1,000	1,021.01	4.24	1,000	1,021.87	3.37

*                     Expenses are calculated using the annualized expense ratio for the six months ended December 31, 2005, of 0.83%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Excluding interest expense, expenses incurred by the fund were 0.66%.

**               Other expense includes dividends on securities sold short.

International Equity Fund

	Beginning Amount	Ending Value	Expense Incurred*
1) Actual	$1,000	$1,146.70	$4.25
2) Hypothetical	1,000	1,021.25	4.00

*                     Expenses are calculated using the annualized expense ratio for the six months ended December 31, 2005, of 0.79%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

US Equity Fund

	Beginning Amount	Ending Value	Expense Incurred*
1) Actual	$1,000	$1,057.20	$3.90
2) Hypothetical	1,000	1,021.41	3.83

*                     Expenses are calculated using the annualized expense ratio for the six months ended December 31, 2005, of 0.75%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Government Bond Fund

	Including Interest Expense			Excluding Interest Expense
	Beginning Amount	Ending Value	Expense Incurred*	Beginning Amount	Ending Value	Expense Incurred*
1) Actual	$1,000	$982.80	$14.61	$1,000	$982.80	$2.46
2) Hypothetical	1,000	1,010.47	14.81	1,000	1,022.72	2.51

*                     Expenses are calculated using the annualized expense ratio for the six months ended December 31, 2005, of 2.92%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Excluding interest expense, expenses incurred by the fund were 0.49%.

Short-Term Fund

	Beginning Amount	Ending Value	Expense Incurred*
1) Actual	$1,000	$1,016.70	$0.86
2) Hypothetical	1,000	1,024.36	0.86

*                     Expenses are calculated using the annualized expense ratio for the six months ended December 31, 2005, of 0.17%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

***         The expenses shown above do not include a fund’s shars of expenses in holdings of commingled investment vehicles.

DIRECTORS AND PRINCIPAL OFFICERS

Name (Year of Birth) Address	Position with Fund	Length of Service (a)	Principal Occupation for Last Five Years	Other Directorships
Independent Directors
Suzanne Brenner (1958) Deputy CIO and Associate Treasurer The Metropolitan Museum of Art 1000 Fifth Avenue New York, NY 10028	Director	3 years	senior investment officer	none
Harry N. Hoffman III (1955) Chief Investment Officer Mayo Foundation 200 First Street SW Rochester, MN 55905	Director	5 years	chief investment officer	none
Sheryl L. Johns (1956) VP, Treasurer, and CFO Houston Endowment Inc. (c) 600 Travis, Suite 6400 Houston, TX 77002	Director	9 years	chief financial officer	none
Interested Directors
William H. McLean (1955) (b) VP and Chief Investment Officer Northwestern University 1800 Sherman Ave., Suite 400 Evanston, IL 60201	Director	6 years	chief investment officer	TIFF Advisory Services, Inc.
Principal Officers
Richard F. Flannery (1957) TIFF 590 Peter Jefferson Parkway, Suite 250 Charlottesville, VA 22911	President and Principal Executive Officer	3 years	principal executive officer previously executive vice president of Delaware Investments	TIFF Advisory Services, Inc.
David A. Salem (1956) TIFF 590 Peter Jefferson Parkway, Suite 250 Charlottesville, VA 22911	Vice President and Chief Investment Officer	12 years	chief investment officer	TIFF Advisory Services, Inc.
Tina M. Leiter (1966) TIFF 590 Peter Jefferson Parkway, Suite 250 Charlottesville, VA 22911	Secretary	3 years	investment operations
William E. Vastardis (1955) Vastardis Capital Services LP 41 Madison Avenue, 30th Floor New York, NY 10010	Treasurer and Principal Financial Officer, Chief Compliance Officer	12 years	fund administration

(a)       Each director serves until the date that director resigns, retires, or is removed by the board of directors or shareholders in accordance with the Articles of Incorporation.

(b)      Mr. McLean is deemed to be an “interested director” because he also serves as a director of TIFF Advisory Services, Inc., the mutual funds’ advisor.

(c)       Considered a fundamental member of the Funds.

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TIFF INVESTMENT PROGRAM

ADVISOR

TIFF Advisory Services, Inc.
590 Peter Jefferson Parkway, Suite 250
Charlottesville, VA 22911
phone         434-817-8200
fax               434-817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

FUND DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

LEGAL COUNSEL

Dechert
1500 I Street, NW
Washington, DC 20005

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

OPERATIONS MONITORING AGENT

Vastardis Fund Services LLC
41 Madison Avenue, 30th Floor
New York, NY 10010

MONEY MANAGERS

TIFF Multi-Asset Fund
Aronson+Johnson+Ortiz, LP
Canyon Capital Advisors LLC
Farallon Capital Management, LLC
Freeman Associates Investment Management LLC
Lone Pine Capital LLC
Marathon Asset Management, LLP
Maverick Capital, Ltd.
Mondrian Investment Partners Limited
Och-Ziff Capital Management Group
K.G. Redding & Associates, LLC
Regiment Capital Management, LLC
Smith Breeden Associates, Inc.
Toscafund Limited
Wellington Management Company, LLP

TIFF International Equity Fund
Lansdowne Partners Limited
Marathon Asset Management, LLP
Mondrian Investment Partners Limited
Toscafund Limited

TIFF US Equity Fund
Adage Capital Management, LP
Aronson+Johnson+Ortiz, LP
Freeman Associates Investment Management LLC
Shapiro Capital Management Company, Inc.
Westport Asset Management, Inc.

TIFF Government Bond Fund
Smith Breeden Associates, Inc.

TIFF Short-Term Fund
TIFF Advisory Services, Inc.

This report must be accompanied or preceded by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

Item 2. Code of Ethics.

As of December 15, 2003, the Registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2005, there were no amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Registrant’s Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Sheryl L. Johns, who is “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)          AUDIT FEES: The aggregate fees billed for professional services rendered by the Registrant’s independent auditors, PricewaterhouseCoopers LLP, for the audit of the Registrant’s annual financial statements or services that are normally provided by the auditors in connection with statutory or regulatory filings or engagements for 2005 and 2004 were $233,646 and $235,700, respectively.

(b)         AUDIT RELATED FEES: No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2005 or 2004.

(c)          TAX FEES:  The aggregate fees billed to the Registrant for professional services rendered by PricewaterhouseCoopers LLP for the review of Form 1120-RIC, Form 8613, Form 500 and review of excise tax distribution calculations CA Form 100 and NJ CBT-100 for 2005 and 2004 were $69,500 and $69,500,  respectively.

(d)         ALL OTHER FEES:  No such fees were billed to the Registrant by PricewaterhouseCoopers LLP for 2005 or 2004.

(e)          (1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s audit committee has delegated the authority to pre-approve the provision of audit and non-audit services to the chair of the audit committee; provided, however,  that such pre-approval of audit or non-audit services is subject to ratification by the full audit committee at their next regularly scheduled audit committee meeting.

(e)          (2) Not applicable.

(f)            Not applicable.

(g)         The aggregate fees billed by the Registrant’s Investment Adviser for tax services rendered by PricewaterhouseCoopers LLP for the Registrant’s Investment Adviser were $16,800 and $10,990 for 2005 and 2004, respectively.

(h)         The Registrant’s audit committee of the board of directors has considered the provision of non-audit services rendered to the Registrant’s Investment Adviser to be compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Schedule of Investments

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Items 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this filing.

Items 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Items 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)  Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program, Inc.

By (Signature and Title)	/S/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	3/9/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Richard J. Flannery
Richard J. Flannery, President and Principal Executive Officer

Date	3/9/06

By (Signature and Title)	/S/ William E. Vastardis
William E. Vastardis, Treasurer and Principal Financial Officer

Date	3/9/06